JPMorgan Mortgage-Backed Securities Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 45.9%
FHLMC
Pool # 781087 ARM, 2.36%, 12/1/2033 (a)	38	38
Pool # 1B1665 ARM, 2.86%, 4/1/2034 (a)	16	16
Pool # 782979 ARM, 2.37%, 1/1/2035 (a)	47	48
Pool # 1B2844 ARM, 2.23%, 3/1/2035 (a)	23	22
Pool # 1Q0007 ARM, 2.39%, 12/1/2035 (a)	24	24
Pool # 972200 ARM, 2.15%, 3/1/2036 (a)	38	38
Pool # 1J1380 ARM, 2.97%, 3/1/2036 (a)	23	24
Pool # 1H2618 ARM, 2.75%, 5/1/2036 (a)	31	32
Pool # 1G2557 ARM, 2.56%, 6/1/2036 (a)	51	53
Pool # 1A1085 ARM, 2.04%, 8/1/2036 (a)	41	43
Pool # 1Q0105 ARM, 2.00%, 9/1/2036 (a)	20	21
Pool # 1N0249 ARM, 2.14%, 10/1/2036 (a)	12	12
Pool # 1A1096 ARM, 2.31%, 10/1/2036 (a)	97	100
Pool # 1B7163 ARM, 2.32%, 10/1/2036 (a)	2	2
Pool # 1J1348 ARM, 2.45%, 10/1/2036 (a)	101	101
Pool # 1J1378 ARM, 1.89%, 11/1/2036 (a)	26	26
Pool # 1G2671 ARM, 1.97%, 11/1/2036 (a)	48	48
Pool # 1Q0737 ARM, 1.99%, 11/1/2036 (a)	39	39
Pool # 782760 ARM, 2.31%, 11/1/2036 (a)	66	69
Pool # 1G1386 ARM, 2.17%, 12/1/2036 (a)	21	21
Pool # 1J1516 ARM, 2.08%, 2/1/2037 (a)	20	20
Pool # 1G1555 ARM, 2.61%, 2/1/2037 (a)	11	11
Pool # 1Q0739 ARM, 2.24%, 3/1/2037 (a)	54	55
Pool # 1Q0697 ARM, 1.89%, 5/1/2037 (a)	44	45
Pool # 1G2229 ARM, 2.01%, 9/1/2037 (a)	21	21
Pool # 1K0134 ARM, 2.36%, 10/1/2037 (a)	5	5
Pool # 1Q0722 ARM, 2.52%, 4/1/2038 (a)	28	29
Pool # 1Q0789 ARM, 2.63%, 5/1/2038 (a)	9	9
FHLMC Gold Pools, 15 Year Pool # G12978 5.50%, 12/1/2022	2	2
FHLMC Gold Pools, 20 Year
Pool # C91042 5.50%, 5/1/2027	181	189
Pool # C91158 6.50%, 1/1/2028	85	89
Pool # C91180 5.50%, 3/1/2028	70	73
Pool # D98938 4.00%, 2/1/2032	376	378
FHLMC Gold Pools, 30 Year
Pool # D53146 6.50%, 5/1/2024	—	—
Pool # C18115 6.00%, 11/1/2028	1	1
Pool # C00701 6.50%, 1/1/2029	16	17
Pool # G03029 6.00%, 10/1/2029	25	27
Pool # C68485 7.00%, 7/1/2032	16	17
Pool # G01448 7.00%, 8/1/2032	28	30
Pool # C75791 5.50%, 1/1/2033	40	42
Pool # C01735 4.00%, 10/1/2033	52	53
Pool # A13625 5.50%, 10/1/2033	172	186
Pool # A16253 6.00%, 11/1/2033	25	26
Pool # A16843 6.00%, 12/1/2033	40	43
Pool # A24712 6.50%, 7/1/2034	19	20

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # A28796 6.50%, 11/1/2034	72	78
Pool # A46417 7.00%, 4/1/2035	193	212
Pool # A46987 5.50%, 7/1/2035	357	384
Pool # A80290 5.00%, 11/1/2035	422	449
Pool # G05713 6.50%, 12/1/2035	343	370
Pool # A54679 6.50%, 6/1/2036	20	21
Pool # C02637 7.00%, 10/1/2036	139	149
Pool # C02660 6.50%, 11/1/2036	55	61
Pool # G04077 6.50%, 3/1/2038	94	103
Pool # G05190 7.50%, 9/1/2038	15	16
Pool # C03466 5.50%, 3/1/2040	87	94
Pool # A93511 5.00%, 8/1/2040	672	711
Pool # G06493 4.50%, 5/1/2041	1,053	1,099
Pool # G60039 3.00%, 4/1/2043	4,204	4,092
Pool # G60105 5.00%, 6/1/2044	1,425	1,517
Pool # Q37784 3.50%, 12/1/2045	1,262	1,257
Pool # Q39412 3.50%, 3/1/2046	558	556
Pool # Q40797 3.50%, 5/1/2046	1,537	1,530
Pool # Q40922 3.50%, 6/1/2046	468	465
Pool # Q42079 3.50%, 7/1/2046	1,041	1,034
Pool # V84637 4.00%, 9/1/2048	484	489
Pool # Q61709 4.50%, 2/1/2049	1,148	1,173
Pool # Q62088 4.50%, 2/1/2049	587	612
FHLMC Gold Pools, Other
Pool # G20027 10.00%, 10/1/2030	3	4
Pool # B90491 7.50%, 1/1/2032	82	88
Pool # U80047 4.00%, 9/1/2032	298	300
Pool # U80068 3.50%, 10/1/2032	367	370
Pool # U80125 3.50%, 1/1/2033	1,028	1,037
Pool # U80173 3.50%, 1/1/2033	1,056	1,066
Pool # U80265 3.50%, 4/1/2033	1,139	1,148
Pool # L10221 6.00%, 1/1/2034	38	38
Pool # L10224 6.00%, 12/1/2034	109	114
Pool # H00158 6.00%, 4/1/2036	198	202
Pool # L10291 6.50%, 11/1/2036	174	188
Pool # P51353 6.50%, 11/1/2036	105	114
Pool # P50595 6.50%, 12/1/2036	310	343
Pool # P51361 6.50%, 12/1/2036	71	78
Pool # G20028 7.50%, 12/1/2036	97	103
Pool # G80365 6.50%, 10/17/2038	127	136
Pool # U90690 3.50%, 6/1/2042	3,010	3,003
Pool # U90975 4.00%, 6/1/2042	1,762	1,794
Pool # T65101 4.00%, 10/1/2042	464	458
Pool # U90378 4.00%, 11/1/2042	2,611	2,659
Pool # U90542 4.00%, 12/1/2042	1,033	1,052
Pool # U91449 4.00%, 5/1/2043	2,620	2,668
Pool # U99051 3.50%, 6/1/2043	382	381
Pool # U99134 4.00%, 1/1/2046	1,615	1,645

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U69030 4.50%, 1/1/2046	1,121	1,164
Pool # U69039 4.00%, 2/1/2046	2,547	2,618
FHLMC UMBS, 20 Year
Pool # SC0104 3.50%, 8/1/2035	4,797	4,830
Pool # ZT1675 3.50%, 4/1/2037	2,787	2,823
FHLMC UMBS, 30 Year
Pool # RA1617 3.50%, 8/1/2049	783	772
Pool # RA1623 4.00%, 9/1/2049	2,121	2,158
Pool # QA5403 4.00%, 11/1/2049	803	812
Pool # QA5096 4.00%, 12/1/2049	1,584	1,596
Pool # QA5982 4.00%, 12/1/2049	959	970
Pool # RA2008 4.00%, 1/1/2050	2,716	2,744
Pool # QA7351 3.00%, 2/1/2050	363	347
Pool # RA2272 3.50%, 2/1/2050	19,168	19,163
Pool # QB0097 4.00%, 5/1/2050	690	709
Pool # QB4045 2.50%, 10/1/2050	5,227	4,818
Pool # RA4515 4.00%, 2/1/2051	6,514	6,565
Pool # QC2209 3.50%, 5/1/2051	2,082	2,043
FNMA
Pool # 54844 ARM, 2.19%, 9/1/2027 (a)	2	2
Pool # 303532 ARM, 3.83%, 3/1/2029 (a)	5	5
Pool # 555258 ARM, 1.66%, 1/1/2033 (a)	41	41
Pool # 722421 ARM, 1.66%, 7/1/2033 (a)	5	5
Pool # 686040 ARM, 2.67%, 7/1/2033 (a)	76	77
Pool # 746299 ARM, 2.06%, 9/1/2033 (a)	42	44
Pool # 743546 ARM, 1.73%, 11/1/2033 (a)	120	120
Pool # 766610 ARM, 1.96%, 1/1/2034 (a)	15	15
Pool # 735648 ARM, 1.93%, 2/1/2034 (a)	43	43
Pool # 770377 ARM, 2.42%, 4/1/2034 (a)	29	29
Pool # 751531 ARM, 3.34%, 5/1/2034 (a)	52	52
Pool # 778908 ARM, 3.67%, 6/1/2034 (a)	27	27
Pool # 800422 ARM, 1.46%, 8/1/2034 (a)	121	121
Pool # 793062 ARM, 2.00%, 8/1/2034 (a)	23	23
Pool # 735332 ARM, 2.55%, 8/1/2034 (a)	41	42
Pool # 790964 ARM, 1.90%, 9/1/2034 (a)	13	13
Pool # 794797 ARM, 1.54%, 10/1/2034 (a)	37	38
Pool # 803594 ARM, 1.83%, 10/1/2034 (a)	20	20
Pool # 803599 ARM, 1.83%, 10/1/2034 (a)	51	51
Pool # 896463 ARM, 2.49%, 10/1/2034 (a)	99	104
Pool # 735740 ARM, 2.80%, 10/1/2034 (a)	39	39
Pool # 810896 ARM, 2.20%, 1/1/2035 (a)	312	320
Pool # 816594 ARM, 1.86%, 2/1/2035 (a)	11	11
Pool # 735539 ARM, 2.61%, 4/1/2035 (a)	161	167
Pool # 745862 ARM, 2.99%, 4/1/2035 (a)	68	68
Pool # 821179 ARM, 2.94%, 5/1/2035 (a)	13	13
Pool # 821378 ARM, 3.03%, 5/1/2035 (a)	46	46
Pool # 823660 ARM, 3.17%, 5/1/2035 (a)	38	38
Pool # 745766 ARM, 1.90%, 6/1/2035 (a)	33	33

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 832801 ARM, 1.90%, 9/1/2035 (a)	30	31
Pool # 849251 ARM, 2.24%, 1/1/2036 (a)	28	29
Pool # 920843 ARM, 2.95%, 3/1/2036 (a)	467	494
Pool # 872825 ARM, 2.09%, 6/1/2036 (a)	45	46
Pool # 892868 ARM, 2.02%, 7/1/2036 (a)	41	42
Pool # 886558 ARM, 2.02%, 8/1/2036 (a)	33	34
Pool # 920547 ARM, 2.10%, 9/1/2036 (a)	100	104
Pool # 894239 ARM, 2.02%, 10/1/2036 (a)	42	42
Pool # 900191 ARM, 2.32%, 10/1/2036 (a)	18	18
Pool # 902818 ARM, 2.20%, 11/1/2036 (a)	1	1
Pool # 902955 ARM, 2.05%, 12/1/2036 (a)	22	22
Pool # 995919 ARM, 2.00%, 7/1/2037 (a)	52	54
Pool # 938346 ARM, 2.04%, 7/1/2037 (a)	20	20
Pool # AD0085 ARM, 1.50%, 11/1/2037 (a)	37	38
Pool # AD0179 ARM, 2.35%, 12/1/2037 (a)	47	49
Pool # 966946 ARM, 2.28%, 1/1/2038 (a)	15	15
FNMA UMBS, 15 Year
Pool # 995428 5.50%, 11/1/2023	—	—
Pool # 995456 6.50%, 2/1/2024	10	10
Pool # AD0133 5.00%, 8/1/2024	11	12
Pool # AX7598 3.00%, 1/1/2030	1,549	1,549
FNMA UMBS, 20 Year
Pool # 555791 6.50%, 12/1/2022	—	—
Pool # 889889 6.50%, 7/1/2024	1	1
Pool # 257055 6.50%, 12/1/2027	49	52
Pool # AE0049 6.00%, 9/1/2029	51	54
Pool # MA0602 3.50%, 12/1/2030	539	543
Pool # AP3582 3.50%, 8/1/2032	720	725
Pool # AB9830 3.50%, 7/1/2033	3,710	3,758
Pool # AL6238 4.00%, 1/1/2035	1,084	1,116
FNMA UMBS, 30 Year
Pool # 689977 8.00%, 3/1/2027	18	19
Pool # 695533 8.00%, 6/1/2027	9	10
Pool # 756020 8.50%, 12/1/2027	4	4
Pool # 527285 7.00%, 11/1/2028	4	4
Pool # 755973 8.00%, 11/1/2028	52	56
Pool # 455759 6.00%, 12/1/2028	9	10
Pool # 776702 4.50%, 5/1/2029	11	11
Pool # 889020 6.50%, 11/1/2029	64	68
Pool # 567036 8.50%, 2/1/2030	21	21
Pool # 598559 6.50%, 8/1/2031	26	28
Pool # 613000 7.00%, 11/1/2031	23	23
Pool # 610591 7.00%, 1/1/2032	32	33
Pool # 788150 6.00%, 3/1/2032	16	17
Pool # 649734 7.00%, 6/1/2032	9	9
Pool # 668825 7.00%, 8/1/2032	6	6
Pool # 682078 5.50%, 11/1/2032	179	193
Pool # 668562 6.00%, 12/1/2032	27	28

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 675555 6.00%, 12/1/2032	12	13
Pool # AL0045 6.00%, 12/1/2032	157	171
Pool # 357363 5.50%, 3/1/2033	226	242
Pool # 674349 6.00%, 3/1/2033	15	15
Pool # 688625 6.00%, 3/1/2033	18	19
Pool # 688655 6.00%, 3/1/2033	5	5
Pool # 695584 6.00%, 3/1/2033	5	5
Pool # 702901 6.00%, 5/1/2033	152	165
Pool # 695403 5.00%, 6/1/2033	96	102
Pool # 995656 7.00%, 6/1/2033	115	126
Pool # 723852 5.00%, 7/1/2033	35	37
Pool # 729296 5.00%, 7/1/2033	107	113
Pool # 726912 4.00%, 8/1/2033	5	5
Pool # 753696 4.00%, 8/1/2033	20	20
Pool # 729379 6.00%, 8/1/2033	17	18
Pool # 726914 6.50%, 8/1/2033	8	8
Pool # 737825 6.00%, 9/1/2033	31	34
Pool # AA7943 4.00%, 10/1/2033	316	323
Pool # 750977 4.50%, 11/1/2033	21	22
Pool # 725017 5.50%, 12/1/2033	222	239
Pool # 759424 5.50%, 1/1/2034	61	66
Pool # 751182 5.50%, 3/1/2034	43	46
Pool # 751341 5.50%, 3/1/2034	14	14
Pool # 767378 5.50%, 3/1/2034	20	21
Pool # 776565 4.00%, 4/1/2034	190	195
Pool # AC1317 4.50%, 9/1/2034	172	177
Pool # 820347 5.00%, 9/1/2035	37	40
Pool # 745281 6.00%, 1/1/2036	28	31
Pool # 888417 6.50%, 1/1/2036	59	63
Pool # 833629 7.00%, 3/1/2036	27	29
Pool # 893268 6.50%, 8/1/2036	64	68
Pool # 833657 7.50%, 8/1/2036	12	13
Pool # AA0922 6.00%, 9/1/2036	165	181
Pool # 878225 6.50%, 10/1/2036	50	54
Pool # 985683 8.00%, 10/1/2036	84	92
Pool # 888476 7.50%, 5/1/2037	27	30
Pool # 945870 6.50%, 8/1/2037	52	55
Pool # 946338 7.00%, 9/1/2037	40	43
Pool # 888707 7.50%, 10/1/2037	81	90
Pool # 889883 6.50%, 3/1/2038	67	72
Pool # AC9081 6.50%, 9/1/2038	108	119
Pool # 909236 7.00%, 9/1/2038	285	327
Pool # 934591 7.00%, 10/1/2038	44	50
Pool # AB2869 6.00%, 11/1/2038	217	234
Pool # 995504 7.50%, 11/1/2038	20	22
Pool # 257510 7.00%, 12/1/2038	111	124
Pool # AD0753 7.00%, 1/1/2039	207	236
Pool # 890661 7.00%, 2/1/2039	983	1,072

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AD0780 7.50%, 4/1/2039	392	442
Pool # AD6377 5.50%, 5/1/2040	62	66
Pool # AD4951 5.00%, 7/1/2040	1,292	1,375
Pool # BM5364 4.00%, 4/1/2042	1,585	1,623
Pool # AL6839 5.00%, 4/1/2042	795	846
Pool # AR8128 3.50%, 3/1/2043	1,183	1,180
Pool # AL8256 3.00%, 8/1/2043	2,763	2,688
Pool # AZ8089 4.00%, 7/1/2045	383	386
Pool # BA2343 4.00%, 9/1/2045	1,851	1,895
Pool # BC9441 3.50%, 4/1/2046	305	302
Pool # BC6982 4.00%, 4/1/2046	1,380	1,409
Pool # BD0299 3.50%, 5/1/2046	359	356
Pool # BC1249 3.50%, 6/1/2046	245	242
Pool # BD1243 3.50%, 6/1/2046	475	472
Pool # BD3066 3.50%, 7/1/2046	557	553
Pool # BD3088 3.50%, 7/1/2046	442	440
Pool # BD5248 3.50%, 8/1/2046	1,231	1,223
Pool # BD7764 3.50%, 9/1/2046	784	778
Pool # BE5870 3.50%, 1/1/2047	1,957	1,954
Pool # BH4665 4.00%, 6/1/2047	3,219	3,283
Pool # BH7626 4.00%, 8/1/2047	1,328	1,347
Pool # BM3500 4.00%, 9/1/2047	1,796	1,854
Pool # BH7663 4.00%, 10/1/2047	2,485	2,540
Pool # BJ1778 4.50%, 10/1/2047	627	645
Pool # BM3044 4.00%, 11/1/2047	2,220	2,253
Pool # BE8351 4.00%, 2/1/2048	757	765
Pool # BM3455 4.50%, 2/1/2048	1,610	1,676
Pool # BK7006 4.50%, 6/1/2048	690	710
Pool # BD9084 4.50%, 7/1/2048	1,306	1,352
Pool # BK9303 4.00%, 8/1/2048	1,393	1,431
Pool # CA4662 3.50%, 9/1/2048	2,453	2,441
Pool # 890863 5.00%, 9/1/2048	2,023	2,173
Pool # BN1829 4.50%, 10/1/2048	1,111	1,136
Pool # BN4960 5.00%, 12/1/2048	430	446
Pool # BM5430 5.00%, 1/1/2049	2,544	2,668
Pool # BN5013 5.00%, 1/1/2049	2,481	2,578
Pool # BN6788 4.50%, 2/1/2049	450	459
Pool # BK0317 4.00%, 3/1/2049	1,352	1,366
Pool # BO0719 5.00%, 6/1/2049	1,675	1,756
Pool # BO0721 5.00%, 6/1/2049	1,762	1,857
Pool # BO0722 5.00%, 6/1/2049	705	756
Pool # BO4276 3.50%, 7/1/2049	2,360	2,380
Pool # BO4277 3.50%, 7/1/2049	4,318	4,347
Pool # BO4280 4.00%, 7/1/2049	2,757	2,827
Pool # BN8529 4.50%, 7/1/2049	472	489
Pool # BO3436 4.50%, 7/1/2049	2,011	2,095
Pool # BO0718 5.00%, 7/1/2049	2,070	2,177
Pool # BO0720 5.00%, 7/1/2049	1,814	1,899

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO2496 5.00%, 7/1/2049	2,968	3,138
Pool # BO2497 5.00%, 7/1/2049	2,509	2,657
Pool # BO2498 5.00%, 7/1/2049	2,838	3,010
Pool # BO2499 5.00%, 7/1/2049	772	829
Pool # BO3408 5.00%, 7/1/2049	772	801
Pool # BO3749 4.00%, 8/1/2049	1,827	1,891
Pool # BO3999 4.00%, 8/1/2049	840	842
Pool # BO2495 5.00%, 8/1/2049	2,395	2,527
Pool # BK8769 3.50%, 10/1/2049	1,658	1,634
Pool # CA4363 4.00%, 10/1/2049	1,414	1,428
Pool # BO2888 4.00%, 11/1/2049	1,555	1,580
Pool # BO4387 4.00%, 11/1/2049	1,851	1,875
Pool # FM2526 4.00%, 12/1/2049	3,515	3,631
Pool # BP1128 4.00%, 1/1/2050	1,024	1,033
Pool # BP1132 4.00%, 1/1/2050	1,057	1,074
Pool # BP1141 4.00%, 1/1/2050	282	283
Pool # BP1847 4.50%, 1/1/2050	1,649	1,732
Pool # BP6363 3.00%, 4/1/2050	5,865	5,611
Pool # BP5296 3.50%, 4/1/2050	3,463	3,417
Pool # BP5302 4.00%, 4/1/2050	2,134	2,141
Pool # BP7684 2.50%, 5/1/2050	9	8
Pool # BP8337 3.00%, 5/1/2050	4,518	4,443
Pool # CA5729 3.00%, 5/1/2050	6,789	6,488
Pool # BO4404 2.50%, 6/1/2050	4,888	4,528
Pool # BP8336 2.50%, 6/1/2050	14	13
Pool # BP8338 3.00%, 6/1/2050	3,829	3,766
Pool # BK2693 3.50%, 6/1/2050	961	944
Pool # BP9337 3.50%, 6/1/2050	3,412	3,494
Pool # BP9950 3.50%, 6/1/2050	3,017	2,963
Pool # CA6430 3.50%, 7/1/2050	6,391	6,296
Pool # BO4410 3.00%, 8/1/2050	4,802	4,589
Pool # BQ1646 3.00%, 8/1/2050	4,193	4,060
Pool # BQ4113 3.00%, 9/1/2050	2,136	2,042
Pool # BQ5586 3.00%, 10/1/2050	3,483	3,327
Pool # BR0870 3.50%, 2/1/2051	1,211	1,188
Pool # FM9961 3.00%, 12/1/2051	9,919	9,472
Pool # CB2637 2.50%, 1/1/2052	33	30
Pool # CB2670 3.00%, 1/1/2052	9,033	8,626
Pool # BV3570 3.00%, 2/1/2052	1,064	1,016
Pool # BV3283 3.00%, 3/1/2052	8,795	8,397
Pool # BV3269 3.50%, 3/1/2052	1,621	1,592
Pool # BV3276 3.50%, 3/1/2052	3,058	3,003
Pool # BV9064 3.50%, 4/1/2052	8,486	8,328
FNMA, 30 Year
Pool # 535183 8.00%, 6/1/2028	3	3
Pool # 252155 7.00%, 10/1/2028	17	18
Pool # 252334 6.50%, 2/1/2029	53	56
Pool # 252409 6.50%, 3/1/2029	48	50

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 535442 8.50%, 6/1/2030	1	1
Pool # 653815 7.00%, 2/1/2033	15	15
Pool # 752786 6.00%, 9/1/2033	27	28
Pool # 954255 6.50%, 8/1/2037	387	409
Pool # 931717 6.50%, 8/1/2039	247	263
Pool # CA3030 4.50%, 1/1/2049	6,000	6,063
Pool # CA4047 4.00%, 8/1/2049	6,614	6,523
Pool # CA4520 3.50%, 11/1/2049	5,118	5,012
Pool # CB1538 2.50%, 9/1/2051	16,614	15,751
FNMA, Other
Pool # AM3990 3.74%, 7/1/2023	1	2
Pool # AN0029 3.10%, 9/1/2025	4	4
Pool # AM6381 3.29%, 8/1/2026	8	8
Pool # 468574 4.55%, 8/1/2026	16	16
Pool # AM6808 3.24%, 10/1/2026	4	4
Pool # AM7321 3.12%, 11/1/2026	922	919
Pool # 469615 4.08%, 11/1/2026	22	23
Pool # AM7118 3.14%, 12/1/2026	4	4
Pool # AN4571 3.07%, 2/1/2027	1,669	1,660
Pool # AN4363 3.25%, 2/1/2027	8	8
Pool # AN4917 3.13%, 3/1/2027	5	5
Pool # 470893 3.46%, 4/1/2027	5	5
Pool # AM8745 2.81%, 5/1/2027	1,601	1,568
Pool # AM8987 2.79%, 6/1/2027	867	849
Pool # AM9169 3.08%, 6/1/2027	2,243	2,224
Pool # 109421 3.75%, 9/1/2028	1,905	1,949
Pool # BL0920 3.82%, 9/1/2028	2,413	2,482
Pool # BL0819 3.95%, 12/1/2028	5,075	5,263
Pool # AN4154 3.17%, 1/1/2029	6,060	6,005
Pool # AN4349 3.35%, 1/1/2029	2,970	2,984
Pool # BS5292 2.53%, 5/1/2029	22,121	20,956
Pool # AN5989 3.21%, 7/1/2029	2,912	2,876
Pool # AN8154 3.17%, 2/1/2030	6,251	6,141
Pool # AM7516 3.55%, 2/1/2030	2,000	2,013
Pool # AN6878 3.11%, 4/1/2030	889	869
Pool # BS5224 2.52%, 7/1/2030	5,069	4,762
Pool # BS5389 3.03%, 11/1/2030	11,240	10,906
Pool # AN0099 3.28%, 11/1/2030	6,803	6,659
Pool # BS5378 3.45%, 4/1/2031	2,527	2,518
Pool # BS2915 1.87%, 5/1/2031	7,612	6,770
Pool # AN1676 2.99%, 5/1/2031	3,786	3,648
Pool # AI2479 5.00%, 5/1/2031	121	126
Pool # BS2898 1.56%, 9/1/2031	20,203	17,184
Pool # BS4279 2.00%, 9/1/2031	6,818	6,117
Pool # BS5371 3.16%, 10/1/2031	5,705	5,563
Pool # BS4315 1.98%, 1/1/2032	16,418	14,503
Pool # BS4142 2.13%, 1/1/2032	7,953	7,226
Pool # BS5130 2.55%, 4/1/2032	4,993	4,687

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5193 2.62%, 4/1/2032	8,053	7,512
Pool # BS5259 2.84%, 4/1/2032	10,000	9,523
Pool # BS5231 2.54%, 5/1/2032	8,400	7,781
Pool # BS5452 3.09%, 5/1/2032	9,070	8,747
Pool # BS4203 2.36%, 8/1/2032	6,000	5,405
Pool # AN6123 3.06%, 8/1/2032	800	767
Pool # AN6651 2.94%, 10/1/2032	640	611
Pool # AD8548 5.50%, 1/1/2033	151	155
Pool # AR7484 3.50%, 2/1/2033	849	856
Pool # BS2088 2.02%, 5/1/2033	6,416	5,629
Pool # AT7117 3.50%, 6/1/2033	1,081	1,089
Pool # BS2389 1.86%, 7/1/2033	18,000	15,101
Pool # BS2933 1.82%, 9/1/2033	6,500	5,439
Pool # 754922 5.50%, 9/1/2033	50	52
Pool # BS3445 1.88%, 10/1/2033	9,889	8,553
Pool # BS3315 1.82%, 11/1/2033	23,000	19,189
Pool # 762520 4.00%, 11/1/2033	146	147
Pool # BS4163 2.04%, 1/1/2034	9,841	8,609
Pool # BS4985 2.61%, 4/1/2034	5,200	4,711
Pool # BS5314 3.29%, 9/1/2034	5,401	5,163
Pool # AM9188 3.12%, 6/1/2035	2,000	1,865
Pool # BS5018 2.88%, 10/1/2035	4,358	3,851
Pool # 847108 6.50%, 10/1/2035	54	56
Pool # 881628 5.00%, 1/1/2036	7	8
Pool # 256128 6.00%, 2/1/2036	8	9
Pool # 868763 6.50%, 4/1/2036	7	7
Pool # 872740 6.50%, 6/1/2036	34	36
Pool # BS4039 2.37%, 12/1/2036	10,000	8,297
Pool # BS4040 2.37%, 12/1/2036	11,965	9,927
Pool # 256651 6.00%, 3/1/2037	18	19
Pool # 888408 6.00%, 3/1/2037	29	30
Pool # 888373 7.00%, 3/1/2037	33	34
Pool # BS5763 3.87%, 6/1/2037 (b)	8,000	8,029
Pool # BS5763 3.87%, 6/1/2037 (b)	8,000	8,029
Pool # 888796 6.00%, 9/1/2037	96	100
Pool # 888698 7.00%, 10/1/2037	65	72
Pool # AN7345 3.21%, 11/1/2037	8,254	7,778
Pool # 257172 5.50%, 4/1/2038	19	20
Pool # AD0810 6.00%, 11/1/2039	—	—
Pool # AB1830 3.50%, 11/1/2040	299	296
Pool # AL2606 4.00%, 3/1/2042	139	137
Pool # AO6757 4.00%, 6/1/2042	1,164	1,184
Pool # AO7225 4.00%, 7/1/2042	651	661
Pool # AO9352 4.00%, 7/1/2042	483	490
Pool # AO9353 4.00%, 7/1/2042	535	545
Pool # AP0838 4.00%, 7/1/2042	3,753	3,818
Pool # MA1125 4.00%, 7/1/2042	269	273
Pool # MA1177 3.50%, 9/1/2042	384	382

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1178 4.00%, 9/1/2042	790	803
Pool # MA1213 3.50%, 10/1/2042	1,808	1,802
Pool # AR1397 3.00%, 1/1/2043	846	820
Pool # AB8517 3.00%, 2/1/2043	411	398
Pool # MA1373 3.50%, 3/1/2043	2,011	2,005
Pool # MA1437 3.50%, 5/1/2043	596	594
Pool # MA1442 4.00%, 5/1/2043	1,543	1,569
Pool # MA1463 3.50%, 6/1/2043	1,000	997
Pool # MA1552 3.00%, 8/1/2043	686	665
Pool # MA1582 3.50%, 9/1/2043	132	132
Pool # MA2434 3.50%, 9/1/2045	740	738
Pool # MA2493 3.50%, 12/1/2045	153	153
Pool # BC1157 3.50%, 1/1/2046	598	596
Pool # MA2545 3.50%, 2/1/2046	280	279
Pool # BC4832 3.50%, 3/1/2046	132	130
Pool # AS6970 3.50%, 4/1/2046	1,586	1,584
Pool # BC8400 3.50%, 5/1/2046	356	352
Pool # AS7424 3.50%, 6/1/2046	1,225	1,224
Pool # MA2658 3.50%, 6/1/2046	3,871	3,868
Pool # BF0491 3.50%, 12/1/2054	16,951	17,086
Pool # BF0141 5.50%, 9/1/2056	9,069	9,938
Pool # BF0230 5.50%, 1/1/2058	7,873	8,681
Pool # BF0271 5.50%, 5/1/2058	4,639	5,090
Pool # BF0340 5.00%, 1/1/2059	8,501	9,145
Pool # BF0464 3.50%, 3/1/2060	6,265	6,191
Pool # BF0507 3.00%, 9/1/2060	3,635	3,502
GNMA I, 30 Year
Pool # 608665 6.50%, 8/15/2022	1	1
Pool # 554105 6.50%, 3/15/2023	2	2
Pool # 345288 7.50%, 3/15/2023	—	—
Pool # 623185 7.00%, 8/15/2023	3	3
Pool # 628407 6.50%, 11/15/2023	6	7
Pool # 782507 9.50%, 10/15/2024	—	—
Pool # 441957 6.38%, 8/15/2026	14	14
Pool # 780653 6.50%, 10/15/2027	169	178
Pool # 450038 7.50%, 7/15/2028	4	4
Pool # 486537 7.50%, 9/15/2028	3	3
Pool # 486631 6.50%, 10/15/2028	1	1
Pool # 556255 6.50%, 10/15/2031	31	32
Pool # 569568 6.50%, 1/15/2032	131	143
Pool # 611453 7.00%, 4/15/2032	9	9
Pool # 569423 7.00%, 5/15/2032	37	39
Pool # 591882 6.50%, 7/15/2032	17	18
Pool # 552665 7.00%, 7/15/2032	27	27
Pool # 782032 7.00%, 10/15/2032	76	83
Pool # 591420 7.50%, 1/15/2033	17	17
Pool # 607645 6.50%, 2/15/2033	15	16
Pool # 604168 6.50%, 4/15/2033	12	13

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 615786 7.00%, 5/15/2033	17	17
Pool # 781614 7.00%, 6/15/2033	33	36
Pool # 638733 7.00%, 3/15/2037	151	159
Pool # 759537 3.49%, 1/15/2041	1,323	1,366
Pool # 759561 3.49%, 1/15/2041	774	798
Pool # 759374 3.49%, 2/15/2041	1,060	1,095
Pool # 762703 3.49%, 2/15/2041	500	513
Pool # 762954 2.99%, 3/15/2041	208	212
Pool # 763239 2.99%, 3/15/2041	205	208
Pool # 763025 3.13%, 3/15/2041	207	211
Pool # 762751 3.49%, 3/15/2041	1,300	1,342
Pool # 762953 3.49%, 3/15/2041	753	777
Pool # 762973 3.49%, 3/15/2041	211	219
Pool # 763140 3.13%, 4/15/2041	121	123
Pool # 763021 3.49%, 4/15/2041	146	151
Pool # 763180 3.49%, 4/15/2041	65	67
Pool # 380437 3.13%, 5/15/2041	122	125
Pool # 770881 3.13%, 5/15/2041	120	122
Pool # 763366 3.49%, 5/15/2041	58	60
Pool # 770909 2.99%, 6/15/2041	282	286
Pool # 380436 3.38%, 6/15/2041	321	331
Pool # 770754 3.38%, 6/15/2041	365	376
Pool # 770879 3.38%, 6/15/2041	173	178
Pool # AT7652 4.00%, 8/15/2046	1,145	1,198
Pool # 784450 4.00%, 2/15/2048	5,037	5,151
Pool # BI6468 5.00%, 12/15/2048	3,133	3,294
Pool # BM1750 5.00%, 4/15/2049	1,633	1,745
Pool # BM4206 5.00%, 4/15/2049	1,442	1,535
Pool # BM4207 5.00%, 4/15/2049	857	912
Pool # BM4208 5.00%, 4/15/2049	3,874	4,125
Pool # BM1957 5.00%, 5/15/2049	2,410	2,522
Pool # BN4051 5.00%, 6/15/2049	3,190	3,394
Pool # BN4052 5.00%, 6/15/2049	4,082	4,345
Pool # BN4053 5.00%, 6/15/2049	5,140	5,476
Pool # BM9691 4.50%, 7/15/2049	4,041	4,210
Pool # BM2141 5.00%, 7/15/2049	1,961	2,098
Pool # BM2163 5.00%, 7/15/2049	3,335	3,568
Pool # BM2281 5.00%, 7/15/2049	3,096	3,239
Pool # BM2305 5.00%, 8/15/2049	1,524	1,628
Pool # BV2390 3.50%, 7/15/2050	2,130	2,185
Pool # BW7021 3.50%, 8/15/2050	4,158	4,266
Pool # BW7044 3.50%, 9/15/2050	4,047	4,151
Pool # BW7064 3.50%, 10/15/2050	1,832	1,879
Pool # BY7857 3.50%, 11/15/2050	1,804	1,851
Pool # BY7874 3.50%, 12/15/2050	1,264	1,297
Pool # CA3251 3.50%, 12/15/2050	1,178	1,209
Pool # BY7887 3.50%, 1/15/2051	2,995	3,073
Pool # CA3320 3.50%, 1/15/2051	1,596	1,638

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA3304 3.50%, 2/15/2051	1,162	1,192
Pool # CE2513 3.50%, 5/15/2051	1,175	1,164
GNMA II
Pool # CG8187 ARM, 3.08%, 8/20/2071 (a)	9,710	10,087
Pool # CH2658 ARM, 3.18%, 9/20/2071 (a)	4,861	5,067
Pool # CH4939 ARM, 3.09%, 10/20/2071 (a)	3,298	3,431
Pool # CJ6767 ARM, 3.01%, 11/20/2071 (a)	10,080	10,416
Pool # CJ7141 ARM, 3.11%, 11/20/2071 (a)	4,585	4,768
Pool # CJ9640 ARM, 3.14%, 11/20/2071 (a)	10,561	11,020
Pool # CE5553 ARM, 3.30%, 11/20/2071 (a)	11,766	12,383
Pool # CE5557 ARM, 3.30%, 11/20/2071 (a)	9,998	10,524
Pool # CK2767 ARM, 3.31%, 12/20/2071 (a)	8,676	9,153
Pool # CJ7149 ARM, 3.35%, 12/20/2071 (a)	5,442	5,737
GNMA II, 30 Year
Pool # 1974 8.50%, 3/20/2025	1	1
Pool # 2006 8.50%, 5/20/2025	—	—
Pool # 2234 8.00%, 6/20/2026	1	1
Pool # 2270 8.00%, 8/20/2026	1	1
Pool # 2324 8.00%, 11/20/2026	1	1
Pool # 2499 8.00%, 10/20/2027	2	2
Pool # 2549 7.50%, 2/20/2028	1	1
Pool # 2646 7.50%, 9/20/2028	2	2
Pool # 737076 6.50%, 10/20/2033	148	156
Pool # 616732 6.50%, 9/20/2034	105	107
Pool # 748766 6.50%, 1/20/2039	39	40
Pool # 752496 6.50%, 1/20/2039	119	130
Pool # 783389 6.00%, 8/20/2039	523	567
Pool # 783444 5.50%, 9/20/2039	107	117
Pool # 742853 3.88%, 4/20/2040	1,439	1,470
Pool # 742810 3.88%, 6/20/2040	1,338	1,365
Pool # 742801 3.88%, 8/20/2040	369	374
Pool # 742876 3.25%, 11/20/2040	1,134	1,118
Pool # 742878 3.88%, 11/20/2040	4,878	4,981
Pool # BZ8504 2.50%, 12/20/2040	985	925
Pool # 742883 3.25%, 2/20/2041	2,140	2,139
Pool # 742885 3.75%, 2/20/2041	151	152
Pool # 742884 3.88%, 2/20/2041	2,533	2,586
Pool # 751810 3.50%, 3/20/2041	874	880
Pool # BZ1781 4.50%, 5/20/2041	629	652
Pool # BZ1778 4.00%, 10/20/2041	910	940
Pool # BZ1774 3.50%, 12/20/2041	1,595	1,607
Pool # BZ1664 4.00%, 12/20/2042	921	949
Pool # BZ1780 4.50%, 10/20/2043	910	939
Pool # AE8053 4.00%, 12/20/2043	989	1,009
Pool # BZ1770 3.00%, 6/20/2044	2,519	2,434
Pool # BZ1661 3.50%, 8/20/2044	1,125	1,117
Pool # BZ1773 3.50%, 9/20/2044	2,474	2,492
Pool # AJ9020 4.50%, 10/20/2044	139	142

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 783967 4.25%, 12/20/2044	2,028	2,106
Pool # BZ1777 4.00%, 3/20/2045	586	598
Pool # BY6444 2.50%, 11/20/2045	850	799
Pool # BZ8502 2.50%, 12/20/2045	1,589	1,490
Pool # BZ8503 2.50%, 12/20/2045	1,216	1,140
Pool # AK8803 4.00%, 3/20/2046	1,187	1,222
Pool # BZ1663 4.00%, 7/20/2046	1,476	1,518
Pool # AS8110 3.75%, 8/20/2046	2,204	2,240
Pool # AY2378 3.25%, 2/20/2047	333	330
Pool # AY2381 4.25%, 7/20/2047	1,107	1,134
Pool # BZ1769 3.00%, 8/20/2047	2,044	1,976
Pool # BZ1654 3.00%, 9/20/2047	733	712
Pool # AY2388 4.25%, 9/20/2047	3,581	3,669
Pool # BD3185 4.00%, 10/20/2047	10,396	10,585
Pool # BZ1660 3.50%, 11/20/2047	1,972	1,985
Pool # BZ1772 3.50%, 11/20/2047	4,737	4,771
Pool # BZ1776 4.00%, 11/20/2047	2,260	2,327
Pool # AY2392 4.25%, 11/20/2047	4,037	4,136
Pool # BE4662 4.00%, 12/20/2047	13,954	14,430
Pool # BB8795 4.00%, 1/20/2048	3,180	3,238
Pool # AY2395 4.25%, 1/20/2048	2,808	2,877
Pool # AY2404 4.25%, 5/20/2048	4,052	4,135
Pool # BG6360 5.00%, 5/20/2048	2,646	2,823
Pool # BF2645 5.50%, 5/20/2048	510	536
Pool # AY2405 4.25%, 6/20/2048	5,498	5,612
Pool # BD0531 5.00%, 6/20/2048	822	863
Pool # BD0532 5.00%, 6/20/2048	812	843
Pool # BF2971 5.00%, 6/20/2048	1,052	1,101
Pool # AY2407 4.25%, 7/20/2048	2,152	2,196
Pool # AY2408 4.50%, 7/20/2048	1,036	1,074
Pool # BG7397 4.50%, 7/20/2048	1,174	1,233
Pool # BF3017 5.00%, 7/20/2048	1,126	1,186
Pool # AY2409 4.25%, 8/20/2048	1,811	1,847
Pool # AY2410 4.50%, 8/20/2048	1,112	1,149
Pool # BD0550 5.00%, 8/20/2048	1,629	1,709
Pool # BG7389 5.00%, 8/20/2048	1,051	1,107
Pool # BG7391 5.00%, 8/20/2048	1,339	1,410
Pool # AY2412 4.50%, 9/20/2048	4,973	5,119
Pool # 784626 4.50%, 10/20/2048	585	592
Pool # BI4488 4.50%, 11/20/2048	996	1,026
Pool # BK2584 5.00%, 11/20/2048	195	201
Pool # BK2585 5.00%, 11/20/2048	545	574
Pool # BK2586 5.00%, 11/20/2048	616	648
Pool # BI6431 4.50%, 12/20/2048	2,094	2,196
Pool # BI6669 4.50%, 12/20/2048	1,976	2,070
Pool # BH3133 5.00%, 12/20/2048	2,572	2,679
Pool # BJ7083 5.00%, 12/20/2048	313	325
Pool # BJ7084 5.00%, 12/20/2048	1,673	1,763

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BK7169 5.00%, 12/20/2048	1,527	1,602
Pool # BJ1334 5.00%, 1/20/2049	2,158	2,246
Pool # BJ9637 5.00%, 1/20/2049	228	244
Pool # BJ9641 5.00%, 1/20/2049	1,519	1,625
Pool # BJ9642 5.00%, 1/20/2049	977	1,047
Pool # BJ9824 4.50%, 2/20/2049	2,232	2,306
Pool # BJ9825 4.50%, 2/20/2049	1,234	1,275
Pool # BK7188 4.50%, 2/20/2049	1,647	1,704
Pool # BJ9630 5.00%, 2/20/2049	546	571
Pool # BJ9633 5.00%, 2/20/2049	885	920
Pool # BK7189 5.00%, 2/20/2049	1,814	1,910
Pool # BK7198 4.50%, 3/20/2049	1,106	1,133
Pool # BL6765 5.50%, 5/20/2049	2,634	2,773
Pool # BN0907 4.50%, 6/20/2049	979	1,007
Pool # BN1498 5.00%, 6/20/2049	2,146	2,248
Pool # BN1499 5.00%, 6/20/2049	3,544	3,734
Pool # BN1500 5.50%, 6/20/2049	967	1,025
Pool # BN2627 4.00%, 7/20/2049	2,357	2,400
Pool # BN2628 4.00%, 7/20/2049	3,056	3,111
Pool # BO0521 4.00%, 7/20/2049	737	757
Pool # BM9692 4.50%, 7/20/2049	1,066	1,094
Pool # BN0879 5.00%, 7/20/2049	333	346
Pool # BO3160 5.00%, 7/20/2049	784	834
Pool # BP4237 5.00%, 7/20/2049	821	869
Pool # BP4238 5.00%, 7/20/2049	695	744
Pool # BP4240 5.00%, 7/20/2049	687	734
Pool # BP4241 5.00%, 7/20/2049	1,170	1,244
Pool # BP4242 5.00%, 7/20/2049	959	1,034
Pool # BL9354 4.00%, 8/20/2049	1,263	1,290
Pool # BM2327 4.00%, 8/20/2049	566	568
Pool # BM2418 4.00%, 8/20/2049	1,581	1,636
Pool # BN0884 4.00%, 8/20/2049	500	507
Pool # BN0889 4.50%, 8/20/2049	575	591
Pool # BN7048 4.50%, 8/20/2049	3,106	3,238
Pool # BN7049 4.50%, 8/20/2049	4,452	4,685
Pool # BN0890 5.00%, 8/20/2049	573	606
Pool # BN0891 5.00%, 8/20/2049	367	384
Pool # BN0892 5.00%, 8/20/2049	146	151
Pool # BN0893 5.00%, 8/20/2049	578	603
Pool # BO3257 5.00%, 8/20/2049	1,030	1,095
Pool # BP4290 5.00%, 8/20/2049	905	953
Pool # BP4291 5.00%, 8/20/2049	794	828
Pool # BP4292 5.00%, 8/20/2049	2,154	2,262
Pool # BP4293 5.00%, 8/20/2049	1,627	1,706
Pool # BP4294 5.00%, 8/20/2049	1,156	1,223
Pool # BN0896 4.00%, 9/20/2049	1,529	1,557
Pool # BI0930 4.50%, 9/20/2049	1,999	2,127
Pool # BM9714 4.50%, 9/20/2049	1,056	1,108

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 784810 5.00%, 9/20/2049	4,257	4,433
Pool # AC2995 5.00%, 9/20/2049	2,802	2,992
Pool # BP2853 5.00%, 9/20/2049	1,976	2,061
Pool # BP8644 5.00%, 9/20/2049	1,399	1,467
Pool # BP8645 5.00%, 9/20/2049	552	576
Pool # BQ3138 4.00%, 10/20/2049	938	955
Pool # AC2994 4.50%, 10/20/2049	845	885
Pool # BQ9513 3.50%, 11/20/2049	1,605	1,610
Pool # BQ3791 4.00%, 11/20/2049	1,652	1,688
Pool # BR2638 4.00%, 11/20/2049	497	506
Pool # 784847 4.50%, 11/20/2049	4,333	4,542
Pool # BP2896 4.50%, 11/20/2049	1,679	1,751
Pool # BP7772 4.50%, 11/20/2049	358	375
Pool # BP8665 4.50%, 11/20/2049	530	546
Pool # BP8666 4.50%, 11/20/2049	1,537	1,582
Pool # BP8667 5.00%, 11/20/2049	626	654
Pool # BP8668 5.00%, 11/20/2049	376	390
Pool # BR1542 5.00%, 11/20/2049	1,305	1,356
Pool # BP8669 5.50%, 11/20/2049	249	260
Pool # BP7668 3.50%, 12/20/2049	6,691	6,732
Pool # BP7795 3.50%, 12/20/2049	1,963	1,970
Pool # BP8670 3.50%, 12/20/2049	866	864
Pool # BL9372 4.00%, 12/20/2049	1,175	1,196
Pool # BP5516 4.00%, 12/20/2049	1,348	1,396
Pool # BP8672 4.00%, 12/20/2049	925	944
Pool # BP8673 4.00%, 12/20/2049	939	956
Pool # BP8674 4.00%, 12/20/2049	1,303	1,327
Pool # BQ3790 4.00%, 12/20/2049	5,667	5,769
Pool # BJ9866 4.50%, 12/20/2049	2,853	2,974
Pool # BL9374 4.50%, 12/20/2049	146	154
Pool # BP8676 4.50%, 12/20/2049	903	942
Pool # BP8677 4.50%, 12/20/2049	1,748	1,799
Pool # BP8678 5.00%, 12/20/2049	1,168	1,221
Pool # BP8679 5.50%, 12/20/2049	790	838
Pool # BP8021 3.50%, 1/20/2050	2,025	2,055
Pool # BP8681 3.50%, 1/20/2050	1,515	1,503
Pool # BL9379 4.00%, 1/20/2050	2,570	2,617
Pool # BP8682 4.00%, 1/20/2050	1,437	1,467
Pool # BP8683 4.00%, 1/20/2050	1,143	1,163
Pool # BT0281 4.00%, 1/20/2050	3,831	4,025
Pool # BP8688 4.50%, 1/20/2050	2,214	2,278
Pool # BR0539 4.50%, 1/20/2050	3,094	3,223
Pool # BP8020 3.50%, 2/20/2050	1,012	1,028
Pool # BP8022 3.50%, 2/20/2050	1,647	1,673
Pool # BQ1338 4.00%, 2/20/2050	4,488	4,569
Pool # BQ7054 4.00%, 2/20/2050	2,631	2,679
Pool # BS8384 5.00%, 2/20/2050	2,264	2,382
Pool # BS8400 3.00%, 3/20/2050	5,664	5,474

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BT0397 3.00%, 3/20/2050	1,031	986
Pool # BQ4110 3.50%, 3/20/2050	6,438	6,649
Pool # BS5879 3.50%, 3/20/2050	1,076	1,070
Pool # BS8411 3.50%, 3/20/2050	4,056	4,045
Pool # BT0399 3.50%, 3/20/2050	1,492	1,480
Pool # BT3628 3.50%, 3/20/2050	1,807	1,856
Pool # BT3629 3.50%, 3/20/2050	769	790
Pool # BT8043 3.50%, 3/20/2050	1,306	1,313
Pool # BT8044 3.50%, 3/20/2050	3,465	3,474
Pool # BT8045 3.50%, 3/20/2050	4,094	4,081
Pool # BT8046 3.50%, 3/20/2050	5,742	5,721
Pool # BT8047 3.50%, 3/20/2050	3,849	3,896
Pool # BT8048 3.50%, 3/20/2050	3,517	3,624
Pool # BS5873 4.00%, 3/20/2050	468	473
Pool # BS5874 4.00%, 3/20/2050	3,468	3,532
Pool # BQ7064 3.50%, 4/20/2050	960	953
Pool # BT3736 3.50%, 4/20/2050	2,801	2,786
Pool # BU3072 5.00%, 4/20/2050	1,637	1,739
Pool # BQ4098 3.00%, 5/20/2050	7,537	7,293
Pool # BR3899 3.00%, 5/20/2050	1,021	987
Pool # BT4019 3.00%, 5/20/2050	3,661	3,538
Pool # BQ7069 3.25%, 5/20/2050	2,388	2,338
Pool # BQ7083 3.25%, 5/20/2050	640	623
Pool # BS7609 3.50%, 5/20/2050	4,104	4,072
Pool # BT3843 3.50%, 5/20/2050	1,805	1,811
Pool # BQ7073 4.00%, 5/20/2050	680	690
Pool # BV2935 4.50%, 5/20/2050	1,008	1,073
Pool # BV6609 4.50%, 5/20/2050	374	393
Pool # BV6631 4.50%, 5/20/2050	1,439	1,514
Pool # BV6670 4.50%, 5/20/2050	1,075	1,128
Pool # MA6661 5.50%, 5/20/2050	103	111
Pool # BT4096 3.00%, 6/20/2050	5,142	4,860
Pool # BU7682 3.00%, 6/20/2050	4,756	4,643
Pool # BQ7084 3.25%, 6/20/2050	2,729	2,672
Pool # BV8680 3.50%, 6/20/2050	1,975	1,969
Pool # BV8683 3.50%, 6/20/2050	913	908
Pool # BV8684 3.50%, 6/20/2050	1,655	1,644
Pool # BV8685 3.50%, 6/20/2050	1,848	1,833
Pool # BQ7086 4.00%, 6/20/2050	2,582	2,629
Pool # BQ7092 4.00%, 6/20/2050	3,282	3,393
Pool # BR3901 4.00%, 6/20/2050	1,447	1,470
Pool # BT4070 4.00%, 6/20/2050	701	724
Pool # BV8688 4.00%, 6/20/2050	1,475	1,502
Pool # BQ7087 4.25%, 6/20/2050	1,032	1,054
Pool # BV2372 4.50%, 6/20/2050	2,196	2,290
Pool # BV6632 4.50%, 6/20/2050	3,125	3,312
Pool # BQ7088 5.00%, 6/20/2050	1,110	1,154
Pool # BV8696 3.00%, 7/20/2050	3,318	3,206

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BV8711 3.00%, 7/20/2050	3,273	3,163
Pool # BV8727 3.00%, 7/20/2050	1,913	1,857
Pool # BW0561 3.00%, 7/20/2050	1,621	1,551
Pool # BQ7085 3.25%, 7/20/2050	4,776	4,677
Pool # BV8699 3.50%, 7/20/2050	1,888	1,882
Pool # BV8700 3.50%, 7/20/2050	1,742	1,729
Pool # BV8716 3.50%, 7/20/2050	1,997	1,982
Pool # BQ7097 4.00%, 7/20/2050	3,819	3,888
Pool # BU7564 4.00%, 7/20/2050	2,804	2,841
Pool # BV8702 4.00%, 7/20/2050	720	733
Pool # BW5975 4.00%, 7/20/2050	578	586
Pool # BW5994 4.00%, 7/20/2050	2,173	2,268
Pool # BV2395 4.50%, 7/20/2050	1,704	1,774
Pool # BV8722 2.50%, 8/20/2050	3,495	3,283
Pool # BV8726 3.00%, 8/20/2050	845	817
Pool # BX4922 3.00%, 8/20/2050	701	678
Pool # BX4923 3.00%, 8/20/2050	2,954	2,855
Pool # BW1746 3.25%, 8/20/2050	3,894	3,814
Pool # BR3911 3.50%, 8/20/2050	4,452	4,417
Pool # BV2402 3.50%, 8/20/2050	5,787	5,742
Pool # BX4927 3.50%, 8/20/2050	1,387	1,378
Pool # BX4928 3.50%, 8/20/2050	1,747	1,733
Pool # BX4939 3.50%, 8/20/2050	3,127	3,111
Pool # BW1747 4.00%, 8/20/2050	796	811
Pool # BW7383 4.00%, 8/20/2050	4,800	4,926
Pool # BX6092 4.00%, 8/20/2050	3,141	3,215
Pool # BX6093 4.00%, 8/20/2050	7,804	7,916
Pool # BW0559 4.50%, 8/20/2050	1,081	1,110
Pool # BW7033 4.50%, 8/20/2050	707	732
Pool # BZ1653 3.00%, 9/20/2050	823	795
Pool # BW1757 3.25%, 9/20/2050	4,354	4,264
Pool # BR3917 3.50%, 9/20/2050	9,064	8,994
Pool # BU7559 3.50%, 9/20/2050	5,956	5,910
Pool # BW1718 3.50%, 9/20/2050	4,776	4,739
Pool # BW1758 3.50%, 9/20/2050	2,424	2,405
Pool # BX4956 3.50%, 9/20/2050	2,245	2,238
Pool # BY3407 3.50%, 9/20/2050	3,337	3,319
Pool # BY3408 3.50%, 9/20/2050	1,491	1,482
Pool # BY3432 3.50%, 9/20/2050	3,383	3,357
Pool # BR3918 4.00%, 9/20/2050	727	737
Pool # BW1759 4.00%, 9/20/2050	1,645	1,667
Pool # BX3717 4.00%, 9/20/2050	624	631
Pool # BX3718 4.00%, 9/20/2050	824	833
Pool # BW7043 4.50%, 9/20/2050	1,263	1,316
Pool # BW1760 4.75%, 9/20/2050	1,049	1,085
Pool # BX4971 2.50%, 10/20/2050	1,455	1,364
Pool # BY6410 2.50%, 10/20/2050	1,559	1,464
Pool # BW1771 3.00%, 10/20/2050	1,491	1,440

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BW1772 3.25%, 10/20/2050	1,964	1,923
Pool # BU7550 3.50%, 10/20/2050	7,462	7,404
Pool # BW1773 3.50%, 10/20/2050	2,007	1,996
Pool # BY6416 3.50%, 10/20/2050	1,749	1,743
Pool # BZ1658 3.50%, 10/20/2050	834	831
Pool # BY6421 4.00%, 10/20/2050	836	847
Pool # BZ1662 4.00%, 10/20/2050	1,236	1,259
Pool # BW1774 4.25%, 10/20/2050	1,063	1,084
Pool # BY6440 2.50%, 11/20/2050	2,657	2,491
Pool # BY6441 2.50%, 11/20/2050	2,186	2,049
Pool # BY6443 2.50%, 11/20/2050	1,940	1,817
Pool # BY6445 2.50%, 11/20/2050	2,343	2,202
Pool # BY6447 3.00%, 11/20/2050	4,072	3,934
Pool # BZ2574 3.00%, 11/20/2050	1,033	998
Pool # BZ3559 3.00%, 11/20/2050	993	960
Pool # BZ2575 3.25%, 11/20/2050	3,139	3,074
Pool # BY6453 3.50%, 11/20/2050	1,157	1,157
Pool # BY6454 3.50%, 11/20/2050	2,001	1,999
Pool # BY6455 3.50%, 11/20/2050	1,714	1,708
Pool # BY6456 3.50%, 11/20/2050	683	689
Pool # BZ1771 3.50%, 11/20/2050	2,553	2,533
Pool # BZ3527 3.50%, 11/20/2050	5,715	5,671
Pool # BZ3560 3.50%, 11/20/2050	1,473	1,461
Pool # BY5559 4.00%, 11/20/2050	6,560	6,701
Pool # BY6457 4.00%, 11/20/2050	715	729
Pool # BY6458 4.00%, 11/20/2050	700	710
Pool # BZ2576 4.00%, 11/20/2050	3,686	3,753
Pool # BY7851 4.50%, 11/20/2050	1,602	1,671
Pool # BZ1779 4.50%, 11/20/2050	1,013	1,042
Pool # BS8546 2.50%, 12/20/2050	6,284	5,797
Pool # BZ8499 2.50%, 12/20/2050	1,871	1,755
Pool # BZ8500 2.50%, 12/20/2050	2,146	2,013
Pool # BZ8501 2.50%, 12/20/2050	2,746	2,574
Pool # BZ8505 2.50%, 12/20/2050	1,100	1,031
Pool # BZ8507 2.50%, 12/20/2050	2,685	2,523
Pool # BZ2590 3.25%, 12/20/2050	2,299	2,251
Pool # BZ2591 3.50%, 12/20/2050	1,426	1,424
Pool # BZ2592 3.50%, 12/20/2050	1,807	1,795
Pool # BZ8515 3.50%, 12/20/2050	1,831	1,829
Pool # BZ8516 3.50%, 12/20/2050	951	948
Pool # BZ1775 4.00%, 12/20/2050	1,943	1,980
Pool # BZ6501 4.00%, 12/20/2050	6,143	6,275
Pool # BZ8495 4.00%, 12/20/2050	1,530	1,558
Pool # BY7873 4.50%, 12/20/2050	1,423	1,484
Pool # CB4508 5.00%, 12/20/2050	714	748
Pool # BZ8530 2.50%, 1/20/2051	1,242	1,161
Pool # CB4502 3.00%, 1/20/2051	1,511	1,460
Pool # CB4503 3.00%, 1/20/2051	1,152	1,113

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ2606 3.25%, 1/20/2051	2,117	2,073
Pool # 785294 3.50%, 1/20/2051	12,916	13,071
Pool # BY7890 3.50%, 1/20/2051	10,801	10,717
Pool # BZ8541 3.50%, 1/20/2051	817	812
Pool # BZ8542 3.50%, 1/20/2051	470	465
Pool # CB1505 3.50%, 1/20/2051	13,133	13,032
Pool # CB4504 3.50%, 1/20/2051	1,454	1,449
Pool # BZ2614 4.00%, 1/20/2051	541	547
Pool # BZ8544 4.00%, 1/20/2051	841	855
Pool # CB2357 4.00%, 1/20/2051	1,413	1,464
Pool # CB4506 4.00%, 1/20/2051	1,445	1,504
Pool # CB1543 3.00%, 2/20/2051	6,288	6,077
Pool # CB3225 3.25%, 2/20/2051	1,021	1,000
Pool # CA9001 3.50%, 2/20/2051	7,669	7,610
Pool # CB3226 3.50%, 2/20/2051	1,097	1,096
Pool # CB4521 3.50%, 2/20/2051	1,725	1,729
Pool # CB4522 3.50%, 2/20/2051	1,351	1,373
Pool # CB4524 4.00%, 2/20/2051	1,136	1,154
Pool # CA8994 4.50%, 2/20/2051	1,418	1,478
Pool # CB4433 3.00%, 3/20/2051	4,266	4,081
Pool # CB3240 3.25%, 3/20/2051	980	957
Pool # CB3242 3.50%, 3/20/2051	2,174	2,157
Pool # CB4538 3.50%, 3/20/2051	1,147	1,144
Pool # CB3253 3.25%, 4/20/2051	1,111	1,088
Pool # CB3254 3.50%, 4/20/2051	1,633	1,631
Pool # CB3255 3.50%, 4/20/2051	1,753	1,747
Pool # CB3256 3.50%, 4/20/2051	3,063	3,039
Pool # CC9816 3.00%, 5/20/2051	2,577	2,506
Pool # CD0432 3.50%, 5/20/2051	2,154	2,152
Pool # CD0433 3.50%, 5/20/2051	2,319	2,312
Pool # CD0434 3.50%, 5/20/2051	2,845	2,823
Pool # CC9825 2.50%, 6/20/2051	1,817	1,703
Pool # CC9826 2.50%, 6/20/2051	2,040	1,913
Pool # CC9831 3.00%, 6/20/2051	1,667	1,611
Pool # CD0442 3.50%, 6/20/2051	1,990	1,988
Pool # CD0443 3.50%, 6/20/2051	1,427	1,423
Pool # CD0444 3.50%, 6/20/2051	1,667	1,654
Pool # CC9835 4.00%, 6/20/2051	989	1,010
Pool # CC9836 4.00%, 6/20/2051	1,059	1,075
Pool # CC9837 4.00%, 6/20/2051	1,040	1,059
Pool # CD0454 3.50%, 7/20/2051	2,367	2,348
Pool # CE9918 3.50%, 7/20/2051	1,903	1,897
Pool # CE9919 3.50%, 7/20/2051	1,118	1,112
Pool # CE9920 3.50%, 7/20/2051	1,430	1,428
Pool # CE9923 4.00%, 7/20/2051	1,308	1,325
Pool # CE9932 3.00%, 8/20/2051	2,334	2,267
Pool # CD0461 3.50%, 8/20/2051	1,308	1,304
Pool # CE9935 3.50%, 8/20/2051	1,151	1,148

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CE9936 3.50%, 8/20/2051	1,404	1,396
Pool # CE9937 3.50%, 8/20/2051	1,178	1,176
Pool # CE9939 4.00%, 8/20/2051	1,157	1,172
Pool # CD0469 3.50%, 9/20/2051	1,809	1,806
Pool # CG4129 3.50%, 9/20/2051	2,932	2,915
Pool # CG4130 3.50%, 9/20/2051	2,963	2,942
Pool # CH0092 3.50%, 9/20/2051	5,890	5,849
Pool # CD0476 3.50%, 10/20/2051	1,131	1,128
Pool # CD0477 3.50%, 10/20/2051	2,191	2,174
Pool # CH0834 3.50%, 10/20/2051	1,227	1,226
Pool # CH0835 3.50%, 10/20/2051	996	993
Pool # CH0836 3.50%, 10/20/2051	1,277	1,270
Pool # CH0837 3.50%, 10/20/2051	1,057	1,050
Pool # CH0838 3.50%, 10/20/2051	2,005	1,989
Pool # CH0840 4.00%, 10/20/2051	1,482	1,506
Pool # CH0841 4.00%, 10/20/2051	1,496	1,516
Pool # CH0848 3.00%, 11/20/2051	1,405	1,357
Pool # CH0849 3.00%, 11/20/2051	2,757	2,664
Pool # CH0850 3.00%, 11/20/2051	2,256	2,179
Pool # CH0851 3.00%, 11/20/2051	1,412	1,365
Pool # CH0852 3.00%, 11/20/2051	2,903	2,823
Pool # CI0076 3.00%, 11/20/2051	1,271	1,228
Pool # CI0077 3.50%, 11/20/2051	1,043	1,041
Pool # CI0078 3.50%, 11/20/2051	1,991	1,976
Pool # CI9257 3.50%, 11/20/2051	4,576	4,541
Pool # CH0860 3.00%, 12/20/2051	727	702
Pool # CH0861 3.00%, 12/20/2051	2,813	2,717
Pool # CH0862 3.00%, 12/20/2051	1,570	1,517
Pool # CH0864 3.00%, 12/20/2051	1,505	1,454
Pool # CH0868 3.50%, 12/20/2051	1,789	1,777
Pool # CH7863 3.50%, 12/20/2051	2,464	2,457
Pool # CH0871 4.00%, 12/20/2051	1,347	1,365
Pool # CI0090 2.50%, 1/20/2052	1,240	1,162
Pool # CI0092 3.00%, 1/20/2052	1,598	1,544
Pool # CJ3916 3.00%, 1/20/2052	8,939	8,830
Pool # CK4908 3.00%, 1/20/2052	3,249	3,139
Pool # CK4909 3.00%, 1/20/2052	2,054	1,984
Pool # CK4916 3.00%, 1/20/2052	4,735	4,574
Pool # CI0093 3.50%, 1/20/2052	1,132	1,129
Pool # CI0094 3.50%, 1/20/2052	2,687	2,666
Pool # CK1583 3.50%, 1/20/2052	3,686	3,676
Pool # CK4918 3.50%, 1/20/2052	1,627	1,622
Pool # CK7137 4.00%, 1/20/2052	9,047	9,168
Pool # CK2667 3.00%, 2/20/2052	6,109	5,902
Pool # CI0110 3.50%, 3/20/2052	1,340	1,329
Pool # CL1777 3.50%, 3/20/2052	3,061	3,064
Pool # CL1778 3.50%, 3/20/2052	1,666	1,657
Pool # CL1827 3.50%, 3/20/2052	6,786	6,766

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CL1828 3.50%, 3/20/2052	8,622	8,566
Pool # CL1829 3.50%, 3/20/2052	4,197	4,165
Pool # CM1692 3.50%, 3/20/2052	5,939	5,893
Pool # CM2218 3.50%, 3/20/2052	1,994	1,989
Pool # CM2221 3.50%, 3/20/2052	4,983	5,000
Pool # CI0111 4.00%, 3/20/2052	1,395	1,414
Pool # CN3435 4.50%, 4/20/2052	997	1,031
Pool # CN3436 4.50%, 4/20/2052	5,698	5,842
GNMA II, Other
Pool # AD0018 3.75%, 12/20/2032	914	933
Pool # AH5895 4.00%, 6/20/2034	281	295
Pool # 4285 6.00%, 11/20/2038	16	17
Pool # BO1377 3.75%, 2/20/2040	971	1,010
Pool # BO1378 4.00%, 1/20/2041	1,360	1,451
Pool # CD7341 3.50%, 7/20/2047	4,584	4,559
Pool # BS0536 3.00%, 3/20/2048	2,730	2,648
Pool # BS0538 4.00%, 12/20/2048	1,660	1,691
Pool # BS0539 4.50%, 1/20/2049	1,214	1,252
Pool # MA6145 3.50%, 9/20/2049	574	560
Pool # CE3912 5.00%, 9/20/2049	5,438	5,663
Pool # BS0537 3.50%, 12/20/2049	921	918
Pool # CI8475 5.00%, 5/20/2050	6,861	7,273
Pool # AC0977 4.39%, 5/20/2063 (a)	12	13
Pool # 785863 3.09%, 12/20/2071 (a)	12,572	11,980
Total Mortgage-Backed Securities (Cost $1,974,397)		1,859,257
Collateralized Mortgage Obligations — 22.5%
Acrc Series TL-2021A, 3.75%, 11/15/2026	10,000	9,525
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (c)	9,241	8,677
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	426	437
Series 2005-1CB, Class 1A6, IF, IO, 6.09%, 3/25/2035	258	26
Series 2005-22T1, Class A2, IF, IO, 4.06%, 6/25/2035	1,438	136
Series 2005-20CB, Class 3A8, IF, IO, 3.74%, 7/25/2035	1,460	110
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	58	31
Series 2005-37T1, Class A2, IF, IO, 4.04%, 9/25/2035	2,668	266
Series 2005-54CB, Class 1A2, IF, IO, 3.84%, 11/25/2035	1,437	122
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	241	204
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	8	7
Series 2005-57CB, Class 3A2, IF, IO, 4.09%, 12/25/2035	174	29
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	137	129
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	210	147
Series 2006-7CB, Class 1A2, IF, IO, 4.29%, 5/25/2036	7,658	1,043
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	306	190
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (d)	2	2
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (d)	14,380	13,882
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (d)	8,453	8,139

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (d)	28	29
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	34	25
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	56	53
Series 2005-1, Class 30IO, IO, 5.50%, 2/25/2035	88	13
Series 2005-4, Class 30PO, PO, 8/25/2035	24	17
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	99	91
Series 2005-7, Class 30, PO, 11/25/2035	11	11
Series 2005-8, Class 30, PO, 1/25/2036	32	22
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 2.75%, 4/25/2033 (a)	13	13
Series 2003-J, Class 3A2, 1.88%, 11/25/2033 (a)	55	54
Baring Series 2021-EBO1, Class PA, IO, 3.34%, 4/22/2023 (a) (c)	7,709	7,709
Bayview Finance LLC, 0.00%, 7/12/2033	6,132	6,101
Bayview Financing Trust
Series 2020-3F, Class A, 3.08%, 11/10/2022	3,035	3,029
Series 2021-2F, Class M2, 2.55%, 1/10/2032	5,612	5,638
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 2.67%, 7/25/2033 (a)	60	59
Series 2003-7, Class 3A, 3.03%, 10/25/2033 (a)	17	17
Series 2004-1, Class 12A1, 2.85%, 4/25/2034 (a)	140	135
Series 2004-2, Class 14A, 3.08%, 5/25/2034 (a)	45	43
Series 2006-1, Class A1, 2.40%, 2/25/2036 (a)	162	160
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (c)	130	135
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	3,351	3,039
Series 2021-MH1, Class M1, 2.99%, 2/25/2046	2,000	1,670
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	4	3
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (d)	4,123	4,083
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (d)	22,223	21,925
Series 2021-HB5, Class M2, 1.85%, 2/25/2031	9,000	8,600
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 2.42%, 6/25/2035 (a)	111	110
Series 2007-A1, Class 1A3, 2.42%, 2/25/2037 (a)	406	397
Series 2007-A1, Class 9A1, 2.71%, 2/25/2037 (a)	86	85
Series 2007-A1, Class 2A1, 2.78%, 2/25/2037 (a)	32	32
Series 2007-A1, Class 7A1, 2.84%, 2/25/2037 (a)	33	34
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	6	5
Series 2004-3, Class A26, 5.50%, 4/25/2034	85	81
Series 2004-HYB1, Class 2A, 2.73%, 5/20/2034 (a)	39	38
Series 2004-HYB3, Class 2A, 2.80%, 6/20/2034 (a)	154	150
Series 2004-7, Class 2A1, 3.06%, 6/25/2034 (a)	29	28
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	229	225
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	162	157
Series 2004-HYB6, Class A3, 2.54%, 11/20/2034 (a)	126	125
Series 2005-16, Class A23, 5.50%, 9/25/2035	64	49

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-22, Class 2A1, 2.49%, 11/25/2035 (a)	358	327
Series 2007-4, Class 1A52, IF, IO, 4.39%, 5/25/2037	1,389	191
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018	—	—
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (a)	44	45
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 2.53%, 9/25/2033 (a) (d)	116	115
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (d)	408	400
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class WPO2, PO, 6/25/2031	3	2
Series 2003-1, Class WA2, 6.50%, 6/25/2031	5	5
Series 2003-1, Class 3, PO, 9/25/2033	14	11
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	5	5
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	14	14
Series 2004-UST1, Class A3, 2.03%, 8/25/2034 (a)	44	44
Series 2004-UST1, Class A6, 2.29%, 8/25/2034 (a)	18	17
Series 2005-1, Class 2A1A, 2.24%, 2/25/2035 (a)	102	89
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	165	160
Series 2005-5, Class 1A2, 3.80%, 8/25/2035 (a)	293	228
Conix Mortgage Asset Trust, 0.00%, 12/25/2047 (e)	1,618	26
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	32	29
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (a)	311	313
Series 2003-AR15, Class 3A1, 2.95%, 6/25/2033 (a)	145	141
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	66	64
Series 2004-AR2, Class 2A1, 2.27%, 3/25/2034 (a)	37	37
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	16	15
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	121	118
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	64	64
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	85	84
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	198	190
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035	456	39
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	369	42
CSMC Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (c) (d)	8,177	8,131
CSMC Trust
Series 2020-RPL5, Class A1, 3.02%, 8/25/2060 (a) (d)	5,458	5,301
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (d)	12,055	11,490
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (d)	7,277	6,938
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.36%, 2/25/2020 (a)	19	19
FHLMC, REMIC
Series 1343, Class LB, 7.50%, 8/15/2022	—	—
Series 1343, Class LA, 8.00%, 8/15/2022	—	—
Series 1395, Class G, 6.00%, 10/15/2022	—	—
Series 1374, Class Z, 7.00%, 10/15/2022	—	—
Series 1401, Class J, 7.00%, 10/15/2022	1	1
Series 2535, Class BK, 5.50%, 12/15/2022	1	1
Series 1470, Class F, 1.06%, 2/15/2023 (a)	—	—

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1466, Class PZ, 7.50%, 2/15/2023	4	4
Series 1798, Class F, 5.00%, 5/15/2023	2	2
Series 1518, Class G, IF, 7.99%, 5/15/2023 (a)	1	1
Series 1505, Class QB, IF, 19.47%, 5/15/2023 (a)	—	—
Series 2033, Class J, 5.60%, 6/15/2023	7	7
Series 1526, Class L, 6.50%, 6/15/2023	1	1
Series 1541, Class O, 1.69%, 7/15/2023 (a)	2	2
Series 1677, Class Z, 7.50%, 7/15/2023	7	7
Series 1570, Class F, 1.64%, 8/15/2023 (a)	—	—
Series 1552, Class IA, IF, 15.73%, 8/15/2023 (a)	17	18
Series 1570, Class SA, HB, IF, 25.91%, 8/15/2023 (a)	1	1
Series 1578, Class K, 6.90%, 9/15/2023	5	5
Series 1578, Class V, IO, 7.00%, 9/15/2023	1	—
Series 2571, Class SK, HB, IF, 30.73%, 9/15/2023 (a)	3	3
Series 1591, Class PV, 6.25%, 10/15/2023	11	11
Series 1602, Class SA, HB, IF, 20.95%, 10/15/2023 (a)	2	2
Series 1813, Class I, PO, 11/15/2023	23	22
Series 1813, Class J, IF, IO, 5.50%, 11/15/2023 (a)	88	2
Series 2720, Class PC, 5.00%, 12/15/2023	26	26
Series 1628, Class LZ, 6.50%, 12/15/2023	15	16
Series 1638, Class H, 6.50%, 12/15/2023	18	18
Series 2283, Class K, 6.50%, 12/15/2023	3	3
Series 1644, Class K, 6.75%, 12/15/2023	5	5
Series 1658, Class GZ, 7.00%, 1/15/2024	21	21
Series 1865, Class D, PO, 2/15/2024	2	2
Series 1760, Class ZD, 2.39%, 2/15/2024 (a)	23	23
Series 2756, Class NA, 5.00%, 2/15/2024	8	8
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	2	2
Series 1686, Class SH, IF, 17.99%, 2/15/2024 (a)	—	—
Series 1699, Class FC, 1.15%, 3/15/2024 (a)	1	1
Series 1695, Class EB, 7.00%, 3/15/2024	8	8
Series 2033, Class SN, HB, IF, 30.80%, 3/15/2024 (a)	1	—
Series 2306, Class K, PO, 5/15/2024	2	2
Series 2306, Class SE, IF, IO, 7.71%, 5/15/2024 (a)	6	—
Series 1745, Class D, 7.50%, 8/15/2024	6	6
Series 3614, Class QB, 4.00%, 12/15/2024	375	381
Series 2967, Class S, HB, IF, 29.01%, 4/15/2025 (a)	9	9
Series 3022, Class SX, IF, 14.69%, 8/15/2025 (a)	12	13
Series 1829, Class ZB, 6.50%, 3/15/2026	5	6
Series 1863, Class Z, 6.50%, 7/15/2026	11	12
Series 1899, Class ZE, 8.00%, 9/15/2026	12	13
Series 1963, Class Z, 7.50%, 1/15/2027	12	13
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	4	4
Series 1985, Class PR, IO, 8.00%, 7/15/2027	3	—
Series 2065, Class PX, IO, 0.75%, 8/17/2027	992	6
Series 1987, Class PE, 7.50%, 9/15/2027	5	5
Series 2038, Class PN, IO, 7.00%, 3/15/2028	3	—
Series 2042, Class T, 7.00%, 3/15/2028	2	2

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2040, Class PE, 7.50%, 3/15/2028	21	23
Series 2060, Class Z, 6.50%, 5/15/2028	9	9
Series 2061, Class DC, IO, 6.50%, 6/15/2028	20	2
Series 2075, Class PH, 6.50%, 8/15/2028	59	64
Series 2086, Class GB, 6.00%, 9/15/2028	5	5
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	5	—
Series 2110, Class PG, 6.00%, 1/15/2029	37	40
Series 2111, Class SB, IF, IO, 6.63%, 1/15/2029 (a)	50	3
Series 2125, Class JZ, 6.00%, 2/15/2029	15	15
Series 2130, Class QS, 6.00%, 3/15/2029	22	24
Series 2132, Class ZL, 6.50%, 3/15/2029	9	9
Series 2132, Class SB, HB, IF, 27.08%, 3/15/2029 (a)	6	7
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2303, Class ZN, 8.50%, 4/15/2029	83	92
Series 2163, Class PC, IO, 7.50%, 6/15/2029	4	—
Series 2178, Class PB, 7.00%, 8/15/2029	8	9
Series 2201, Class C, 8.00%, 11/15/2029	12	13
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	2	—
Series 2209, Class TC, 8.00%, 1/15/2030	52	59
Series 2210, Class Z, 8.00%, 1/15/2030	31	34
Series 2224, Class CB, 8.00%, 3/15/2030	10	11
Series 2247, Class Z, 7.50%, 8/15/2030	8	9
Series 2256, Class MC, 7.25%, 9/15/2030	31	35
Series 2254, Class Z, 9.00%, 9/15/2030	85	98
Series 2259, Class ZM, 7.00%, 10/15/2030	40	44
Series 2271, Class PC, 7.25%, 12/15/2030	47	52
Series 2296, Class PD, 7.00%, 3/15/2031	16	17
Series 2303, Class ZD, 7.00%, 4/15/2031	226	251
Series 2694, Class BA, 4.00%, 6/15/2031	9	9
Series 2359, Class ZB, 8.50%, 6/15/2031	33	37
Series 2388, Class UZ, 8.50%, 6/15/2031	12	13
Series 2344, Class ZD, 6.50%, 8/15/2031	91	99
Series 2344, Class ZJ, 6.50%, 8/15/2031	11	13
Series 2345, Class NE, 6.50%, 8/15/2031	6	7
Series 2372, Class F, 1.37%, 10/15/2031 (a)	6	6
Series 2367, Class ZK, 6.00%, 10/15/2031	91	99
Series 2368, Class AS, IF, 18.66%, 10/15/2031 (a)	5	5
Series 2383, Class FD, 1.37%, 11/15/2031 (a)	6	6
Series 2399, Class TH, 6.50%, 1/15/2032	113	123
Series 2494, Class SX, IF, IO, 6.13%, 2/15/2032 (a)	257	24
Series 2410, Class OE, 6.38%, 2/15/2032	14	14
Series 2410, Class QX, IF, IO, 7.78%, 2/15/2032 (a)	19	2
Series 2410, Class QS, IF, 17.23%, 2/15/2032 (a)	24	30
Series 2433, Class SA, IF, 18.66%, 2/15/2032 (a)	50	62
Series 2431, Class F, 1.37%, 3/15/2032 (a)	294	295
Series 2464, Class FE, 1.87%, 3/15/2032 (a)	81	83
Series 2423, Class MC, 7.00%, 3/15/2032	28	31
Series 2423, Class MT, 7.00%, 3/15/2032	33	37

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2444, Class ES, IF, IO, 7.08%, 3/15/2032 (a)	21	2
Series 2450, Class SW, IF, IO, 7.13%, 3/15/2032 (a)	24	3
Series 2434, Class TC, 7.00%, 4/15/2032	36	40
Series 2436, Class MC, 7.00%, 4/15/2032	42	45
Series 2450, Class GZ, 7.00%, 5/15/2032	30	34
Series 3393, Class JO, PO, 9/15/2032	101	88
Series 2513, Class ZC, 5.50%, 10/15/2032	77	82
Series 2517, Class Z, 5.50%, 10/15/2032	51	53
Series 2835, Class QO, PO, 12/15/2032	29	25
Series 2552, Class FP, 1.87%, 1/15/2033 (a)	452	461
Series 2557, Class HL, 5.30%, 1/15/2033	292	309
Series 2586, Class WI, IO, 6.50%, 3/15/2033	79	14
Series 2611, Class SQ, IF, 11.25%, 5/15/2033 (a)	22	23
Series 2631, Class SA, IF, 13.25%, 6/15/2033 (a)	14	16
Series 2692, Class SC, IF, 11.54%, 7/15/2033 (a)	53	58
Series 2671, Class S, IF, 13.15%, 9/15/2033 (a)	23	26
Series 2725, Class SC, IF, 7.88%, 11/15/2033 (a)	27	27
Series 2722, Class PF, 1.47%, 12/15/2033 (a)	575	579
Series 2763, Class ZA, 6.00%, 3/15/2034	2,172	2,361
Series 2779, Class ZC, 6.00%, 4/15/2034	1,356	1,481
Series 2802, Class ZY, 6.00%, 5/15/2034	246	270
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	593	614
Series 2990, Class SL, HB, IF, 21.29%, 6/15/2034 (a)	9	10
Series 3611, PO, 7/15/2034	121	107
Series 3305, Class MB, IF, 3.35%, 7/15/2034 (a)	42	44
Series 3077, Class TO, PO, 4/15/2035	53	51
Series 2990, Class WP, IF, 15.60%, 6/15/2035 (a)	1	1
Series 3035, Class Z, 5.85%, 9/15/2035	623	665
Series 3117, Class EO, PO, 2/15/2036	77	67
Series 3117, Class OG, PO, 2/15/2036	65	58
Series 3117, Class OK, PO, 2/15/2036	80	69
Series 3143, Class BC, 5.50%, 2/15/2036	144	155
Series 3122, Class OH, PO, 3/15/2036	12	10
Series 3134, PO, 3/15/2036	11	10
Series 3152, Class MO, PO, 3/15/2036	152	133
Series 3122, Class ZB, 6.00%, 3/15/2036	29	35
Series 3138, PO, 4/15/2036	44	38
Series 3607, Class AO, PO, 4/15/2036	101	86
Series 3607, Class BO, PO, 4/15/2036	101	88
Series 3137, Class XP, 6.00%, 4/15/2036	447	491
Series 3219, Class DI, IO, 6.00%, 4/15/2036	64	13
Series 3149, Class SO, PO, 5/15/2036	47	39
Series 3151, PO, 5/15/2036	150	131
Series 3153, Class EO, PO, 5/15/2036	70	61
Series 3210, PO, 5/15/2036	41	41
Series 3604, PO, 5/15/2036	109	93
Series 3171, Class MO, PO, 6/15/2036	58	53
Series 3179, Class OA, PO, 7/15/2036	50	42

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3194, Class SA, IF, IO, 6.23%, 7/15/2036 (a)	36	6
Series 3200, PO, 8/15/2036	93	81
Series 3232, Class ST, IF, IO, 5.83%, 10/15/2036 (a)	95	14
Series 3237, Class AO, PO, 11/15/2036	102	87
Series 3704, Class DT, 7.50%, 11/15/2036	539	609
Series 3704, Class ET, 7.50%, 12/15/2036	397	453
Series 3260, Class CS, IF, IO, 5.27%, 1/15/2037 (a)	67	9
Series 3262, Class SG, IF, IO, 5.53%, 1/15/2037 (a)	20	1
Series 3274, Class JO, PO, 2/15/2037	21	19
Series 3274, Class MO, PO, 2/15/2037	39	34
Series 3275, Class FL, 1.31%, 2/15/2037 (a)	19	19
Series 3288, Class GS, IF, 3.18%, 3/15/2037 (a)	13	13
Series 3290, Class SB, IF, IO, 5.58%, 3/15/2037 (a)	193	26
Series 3373, Class TO, PO, 4/15/2037	81	71
Series 3316, Class JO, PO, 5/15/2037	10	9
Series 3607, PO, 5/15/2037	269	226
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	444	482
Series 3371, Class FA, 1.47%, 9/15/2037 (a)	29	30
Series 3385, Class SN, IF, IO, 5.13%, 11/15/2037 (a)	45	5
Series 3387, Class SA, IF, IO, 5.55%, 11/15/2037 (a)	136	18
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (c)	490	3
Series 3404, Class SC, IF, IO, 5.13%, 1/15/2038 (a)	182	23
Series 3451, Class SA, IF, IO, 5.18%, 5/15/2038 (a)	22	1
Series 3537, Class MI, IO, 5.00%, 6/15/2038	293	46
Series 3461, Class LZ, 6.00%, 6/15/2038	66	72
Series 3481, Class SJ, IF, IO, 4.98%, 8/15/2038 (a)	255	32
Series 3895, Class WA, 5.67%, 10/15/2038 (a)	146	155
Series 3546, Class A, 1.70%, 2/15/2039 (a)	34	35
Series 3511, Class SA, IF, IO, 5.13%, 2/15/2039 (a)	63	7
Series 3531, Class SA, IF, IO, 5.43%, 5/15/2039 (a)	184	9
Series 3549, Class FA, 2.07%, 7/15/2039 (a)	18	19
Series 4580, Class PT, 6.80%, 8/15/2039 (a)	812	885
Series 3572, Class JS, IF, IO, 5.93%, 9/15/2039 (a)	170	14
Series 3795, Class EI, IO, 5.00%, 10/15/2039	127	4
Series 3621, PO, 1/15/2040	189	164
Series 3621, Class BO, PO, 1/15/2040	122	106
Series 3623, Class LO, PO, 1/15/2040	172	147
Series 3632, Class BS, IF, 14.58%, 2/15/2040 (a)	503	577
Series 3714, Class IP, IO, 5.00%, 8/15/2040	376	34
Series 3966, Class BF, 1.37%, 10/15/2040 (a)	20	20
Series 3747, Class PY, 4.00%, 10/15/2040	1,246	1,262
Series 3747, Class CY, 4.50%, 10/15/2040	1,963	2,021
Series 3740, Class SC, IF, IO, 5.13%, 10/15/2040 (a)	257	40
Series 3753, PO, 11/15/2040	822	680
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,751
Series 3860, Class PZ, 5.00%, 5/15/2041	3,447	3,613
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	54	54
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	92	92

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3966, Class NA, 4.00%, 12/15/2041	927	951
Series 4015, Class MY, 3.50%, 3/15/2042	1,000	993
Series 4136, Class HS, IF, 3.13%, 11/15/2042 (a)	375	283
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	908
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	982
Series 4280, Class EO, PO, 12/15/2043	528	448
Series 4281, Class OB, PO, 12/15/2043	626	532
Series 4377, Class JP, 3.00%, 8/15/2044	2,824	2,750
Series 4456, Class SA, IF, IO, 5.28%, 3/15/2045 (a)	3,918	617
Series 4480, Class SE, IF, IO, 5.31%, 6/15/2045 (a)	3,913	630
Series 4888, Class AZ, 4.00%, 12/15/2048	4,852	4,810
Series 4848, Class QY, 4.50%, 12/15/2048	903	897
Series 4903, Class SN, IF, IO, 5.09%, 8/25/2049 (a)	10,659	1,668
Series 5048, Class TI, IO, 3.00%, 11/25/2050	21,140	3,360
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	273	37
Series 197, PO, 4/1/2028	111	103
Series 233, Class 11, IO, 5.00%, 9/15/2035	143	31
Series 233, Class 12, IO, 5.00%, 9/15/2035	84	12
Series 233, Class 13, IO, 5.00%, 9/15/2035	200	42
Series 239, Class S30, IF, IO, 6.83%, 8/15/2036 (a)	277	49
Series 262, Class 35, 3.50%, 7/15/2042	7,274	7,203
Series 299, Class 300, 3.00%, 1/15/2043	274	261
Series 310, PO, 9/15/2043	965	805
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.50%, 7/25/2032 (a)	145	147
Series T-76, Class 2A, 1.51%, 10/25/2037 (a)	1,684	1,634
Series T-42, Class A5, 7.50%, 2/25/2042	502	567
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	44	48
Series T-54, Class 2A, 6.50%, 2/25/2043	969	1,069
Series T-54, Class 3A, 7.00%, 2/25/2043	448	483
Series T-56, Class A5, 5.23%, 5/25/2043	796	831
Series T-58, Class A, PO, 9/25/2043	60	45
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	36	41
Series T-59, Class 1AP, PO, 10/25/2043	59	35
Series T-62, Class 1A1, 1.52%, 10/25/2044 (a)	611	621
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 2.56%, 10/25/2034 (a)	122	123
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	151	91
Series 2007-FA4, Class 1A2, IF, IO, 4.64%, 8/25/2037	2,625	361
FMC GMSR Issuer Trust, 3.69%, 2/25/2024 (d)	15,000	15,000
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	2,429	2,593
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	181	200
Series 2003-W8, Class 3F1, 1.41%, 5/25/2042 (a)	116	115
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	157	169
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	97	104
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	127	139

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-W3, Class 2AF, 1.23%, 3/25/2045 (a)	270	269
Series 2005-W4, Class 3A, 2.45%, 6/25/2045 (a)	599	605
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	104	110
Series 2006-W2, Class 1AF1, 1.23%, 2/25/2046 (a)	141	141
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	263	295
Series 2001-T12, Class A1, 6.50%, 8/25/2041	2,926	3,114
Series 2001-T12, Class A2, 7.50%, 8/25/2041	155	167
Series 2001-T10, PO, 12/25/2041	10	10
Series 2002-T4, Class A2, 7.00%, 12/25/2041	103	113
Series 2002-T4, Class A3, 7.50%, 12/25/2041	244	272
Series 2002-T16, Class A2, 7.00%, 7/25/2042	99	110
Series 2002-T19, Class A2, 7.00%, 7/25/2042	236	262
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	168	178
Series 2004-T3, Class PT1, 10.19%, 1/25/2044 (a)	129	145
FNMA, REMIC
Series 1996-59, Class J, 6.50%, 8/25/2022	—	—
Series G92-62, Class B, PO, 10/25/2022	—	—
Series G92-61, Class Z, 7.00%, 10/25/2022	—	—
Series G93-1, Class KA, 7.90%, 1/25/2023	—	—
Series 1993-27, Class S, IF, 8.24%, 2/25/2023 (a)	1	1
Series 1993-25, Class J, 7.50%, 3/25/2023	4	4
Series 1993-31, Class K, 7.50%, 3/25/2023	1	1
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (a)	1	1
Series 1993-54, Class Z, 7.00%, 4/25/2023	7	7
Series 1998-43, Class SA, IF, IO, 15.49%, 4/25/2023 (a)	3	—
Series 1993-62, Class SA, IF, 15.57%, 4/25/2023 (a)	—	—
Series 1993-97, Class FA, 2.26%, 5/25/2023 (a)	—	—
Series 1993-162, Class F, 1.96%, 8/25/2023 (a)	1	1
Series 1996-14, Class SE, IF, IO, 7.86%, 8/25/2023 (a)	7	—
Series 1993-228, Class G, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 10.35%, 9/25/2023 (a)	—	—
Series 2000-18, Class EC, PO, 10/25/2023	16	15
Series 1993-179, Class SB, HB, IF, 20.45%, 10/25/2023 (a)	3	3
Series 1993-230, Class FA, 1.27%, 12/25/2023 (a)	1	1
Series 2002-1, Class UD, HB, IF, 20.98%, 12/25/2023 (a)	4	4
Series 1994-26, Class J, PO, 1/25/2024	36	36
Series 2009-12, IO, 4.50%, 3/25/2024	—	—
Series 1994-37, Class L, 6.50%, 3/25/2024	4	4
Series G94-7, Class PJ, 7.50%, 5/17/2024	19	19
Series 2004-53, Class NC, 5.50%, 7/25/2024	15	15
Series 1995-2, Class Z, 8.50%, 1/25/2025	2	2
Series 2006-72, Class HO, PO, 8/25/2026	29	27
Series 2006-94, Class GI, IF, IO, 5.64%, 10/25/2026 (a)	332	14
Series 2006-94, Class GK, HB, IF, 28.22%, 10/25/2026 (a)	14	16
Series G97-2, Class ZA, 8.50%, 2/17/2027	13	14
Series 1997-20, IO, 1.84%, 3/25/2027 (a)	1	—
Series 1997-27, Class J, 7.50%, 4/18/2027	2	3

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-24, Class Z, 8.00%, 4/18/2027	2	3
Series 1997-46, Class Z, 7.50%, 6/17/2027	70	74
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	2	—
Series 1998-30, Class ZA, 6.50%, 5/20/2028	151	161
Series 1998-36, Class ZB, 6.00%, 7/18/2028	18	20
Series 2002-7, Class FD, 1.71%, 4/25/2029 (a)	43	44
Series 1999-62, Class PB, 7.50%, 12/18/2029	16	18
Series 2000-52, IO, 8.50%, 1/25/2031	3	1
Series 2002-60, Class FA, 1.76%, 2/25/2031 (a)	132	133
Series 2002-60, Class FB, 1.76%, 2/25/2031 (a)	132	133
Series 2001-4, Class ZA, 6.50%, 3/25/2031	148	159
Series 2001-7, Class PF, 7.00%, 3/25/2031	14	15
Series 2002-50, Class ZA, 6.00%, 5/25/2031	211	224
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	19	2
Series 2001-49, Class LZ, 8.50%, 7/25/2031	32	35
Series 2001-38, Class FB, 1.51%, 8/25/2031 (a)	40	40
Series 2001-36, Class DE, 7.00%, 8/25/2031	28	31
Series 2001-44, Class PD, 7.00%, 9/25/2031	11	12
Series 2001-44, Class PU, 7.00%, 9/25/2031	22	25
Series 2001-53, Class FX, 1.36%, 10/25/2031 (a)	161	161
Series 2003-52, Class SX, IF, 19.93%, 10/25/2031 (a)	7	9
Series 2001-61, Class Z, 7.00%, 11/25/2031	82	92
Series 2001-72, Class SX, IF, 15.12%, 12/25/2031 (a)	6	7
Series 2002-1, Class SA, HB, IF, 21.92%, 2/25/2032 (a)	5	5
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	80	3
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	4	5
Series 2002-30, Class Z, 6.00%, 5/25/2032	127	138
Series 2002-37, Class Z, 6.50%, 6/25/2032	9	10
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	172	21
Series 2004-61, Class FH, 1.81%, 11/25/2032 (a)	776	787
Series 2011-39, Class ZA, 6.00%, 11/25/2032	830	897
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	31	33
Series 2004-59, Class BG, PO, 12/25/2032	42	37
Series 2002-77, Class S, IF, 12.64%, 12/25/2032 (a)	20	21
Series 2003-2, Class F, 1.76%, 2/25/2033 (a)	303	307
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	127	6
Series 2003-22, Class UD, 4.00%, 4/25/2033	258	262
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	14	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	295	54
Series 2004-4, Class QI, IF, IO, 6.09%, 6/25/2033 (a)	9	—
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	391	69
Series 2004-4, Class QM, IF, 12.19%, 6/25/2033 (a)	2	2
Series 2003-132, Class OA, PO, 8/25/2033	8	7
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	24	1
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	127	20
Series 2003-74, Class SH, IF, 8.36%, 8/25/2033 (a)	24	25
Series 2003-86, Class ZA, 5.50%, 9/25/2033	148	157
Series 2003-91, Class SD, IF, 10.82%, 9/25/2033 (a)	22	24

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-105, Class AZ, 5.50%, 10/25/2033	847	909
Series 2003-116, Class SB, IF, IO, 6.59%, 11/25/2033 (a)	149	19
Series 2006-44, Class P, PO, 12/25/2033	320	279
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	913	998
Series 2004-87, Class F, 1.76%, 1/25/2034 (a)	116	118
Series 2003-130, Class SX, IF, 10.01%, 1/25/2034 (a)	6	6
Series 2003-131, Class SK, IF, 14.19%, 1/25/2034 (a)	6	6
Series 2004-46, Class EP, PO, 3/25/2034	72	68
Series 2004-28, Class PF, 1.41%, 3/25/2034 (a)	179	179
Series 2004-17, Class H, 5.50%, 4/25/2034	252	269
Series 2004-25, Class SA, IF, 16.76%, 4/25/2034 (a)	54	63
Series 2004-46, Class SK, IF, 13.73%, 5/25/2034 (a)	23	26
Series 2004-36, Class SA, IF, 16.76%, 5/25/2034 (a)	98	117
Series 2004-46, Class QB, IF, 19.98%, 5/25/2034 (a)	44	54
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,015	1,074
Series 2004-51, Class SY, IF, 12.23%, 7/25/2034 (a)	13	14
Series 2014-44, Class B, 2.50%, 8/25/2034	928	888
Series 2005-7, Class LO, PO, 2/25/2035	312	286
Series 2005-15, Class MO, PO, 3/25/2035	83	68
Series 2005-13, Class FL, 1.41%, 3/25/2035 (a)	67	67
Series 2005-74, Class SK, IF, 17.36%, 5/25/2035 (a)	98	105
Series 2005-56, Class S, IF, IO, 5.70%, 7/25/2035 (a)	164	22
Series 2005-66, Class SV, IF, IO, 5.74%, 7/25/2035 (a)	138	10
Series 2005-103, Class SC, IF, 9.39%, 7/25/2035 (a)	186	197
Series 2005-66, Class SG, IF, 14.86%, 7/25/2035 (a)	77	94
Series 2005-68, Class PG, 5.50%, 8/25/2035	166	176
Series 2005-73, Class PS, IF, 14.19%, 8/25/2035 (a)	45	49
Series 2005-90, PO, 9/25/2035	52	50
Series 2005-90, Class AO, PO, 10/25/2035	19	17
Series 2010-39, Class OT, PO, 10/25/2035	96	86
Series 2005-84, Class XM, 5.75%, 10/25/2035	90	95
Series 2005-90, Class ES, IF, 14.36%, 10/25/2035 (a)	148	171
Series 2005-106, Class US, HB, IF, 20.88%, 11/25/2035 (a)	95	110
Series 2006-8, Class WQ, PO, 3/25/2036	307	256
Series 2006-16, Class HZ, 5.50%, 3/25/2036	74	78
Series 2006-8, Class WN, IF, IO, 5.69%, 3/25/2036 (a)	1,124	158
Series 2006-23, Class KO, PO, 4/25/2036	40	36
Series 2006-27, Class OH, PO, 4/25/2036	83	74
Series 2006-44, Class GO, PO, 6/25/2036	120	106
Series 2006-50, Class JO, PO, 6/25/2036	71	62
Series 2006-50, Class PS, PO, 6/25/2036	104	94
Series 2006-53, Class US, IF, IO, 5.57%, 6/25/2036 (a)	180	24
Series 2006-58, PO, 7/25/2036	125	109
Series 2006-58, Class AP, PO, 7/25/2036	41	35
Series 2006-65, Class QO, PO, 7/25/2036	49	43
Series 2006-56, Class FT, 1.76%, 7/25/2036 (a)	468	491
Series 2006-63, Class ZH, 6.50%, 7/25/2036	154	171
Series 2006-72, Class GO, PO, 8/25/2036	85	77

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-72, Class TO, PO, 8/25/2036	49	42
Series 2006-79, Class DO, PO, 8/25/2036	78	70
Series 2007-7, Class SG, IF, IO, 5.49%, 8/25/2036 (a)	254	44
Series 2006-77, Class PC, 6.50%, 8/25/2036	362	391
Series 2006-78, Class BZ, 6.50%, 8/25/2036	68	75
Series 2006-86, Class OB, PO, 9/25/2036	97	84
Series 2006-90, Class AO, PO, 9/25/2036	78	70
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	575	122
Series 2006-110, PO, 11/25/2036	55	48
Series 2006-111, Class EO, PO, 11/25/2036	39	33
Series 2006-105, Class ME, 5.50%, 11/25/2036	616	662
Series 2006-115, Class OK, PO, 12/25/2036	123	103
Series 2006-119, PO, 12/25/2036	46	41
Series 2006-118, Class A2, 0.73%, 12/25/2036 (a)	63	62
Series 2006-120, Class PF, 1.26%, 12/25/2036 (a)	74	74
Series 2006-117, Class GS, IF, IO, 5.64%, 12/25/2036 (a)	115	12
Series 2006-120, IO, 6.50%, 12/25/2036	232	41
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,701	1,890
Series 2006-126, Class AO, PO, 1/25/2037	230	197
Series 2007-1, Class SD, HB, IF, 32.97%, 2/25/2037 (a)	33	75
Series 2007-14, Class OP, PO, 3/25/2037	73	64
Series 2007-16, Class FC, 1.76%, 3/25/2037 (a)	27	27
Series 2009-63, Class P, 5.00%, 3/25/2037	11	11
Series 2007-22, Class SC, IF, IO, 5.07%, 3/25/2037 (a)	27	—
Series 2007-14, Class ES, IF, IO, 5.43%, 3/25/2037 (a)	2,442	323
Series 2007-18, Class MZ, 6.00%, 3/25/2037	202	211
Series 2007-39, Class EF, 1.26%, 5/25/2037 (a)	27	27
Series 2007-46, Class ZK, 5.50%, 5/25/2037	219	230
Series 2007-54, Class WI, IF, IO, 5.09%, 6/25/2037 (a)	243	32
Series 2007-72, Class EK, IF, IO, 5.39%, 7/25/2037 (a)	663	93
Series 2007-65, Class KI, IF, IO, 5.61%, 7/25/2037 (a)	136	18
Series 2007-60, Class AX, IF, IO, 6.14%, 7/25/2037 (a)	228	42
Series 2007-76, Class ZG, 6.00%, 8/25/2037	139	152
Series 2007-78, Class CB, 6.00%, 8/25/2037	62	67
Series 2007-79, Class SB, HB, IF, 20.33%, 8/25/2037 (a)	23	29
Series 2007-88, Class VI, IF, IO, 5.53%, 9/25/2037 (a)	103	15
Series 2009-86, Class OT, PO, 10/25/2037	341	289
Series 2007-100, Class SM, IF, IO, 5.44%, 10/25/2037 (a)	214	31
Series 2007-91, Class ES, IF, IO, 5.45%, 10/25/2037 (a)	331	49
Series 2007-112, Class SA, IF, IO, 5.44%, 12/25/2037 (a)	637	100
Series 2007-116, Class HI, IO, 0.90%, 1/25/2038 (a)	451	16
Series 2008-1, Class BI, IF, IO, 4.90%, 2/25/2038 (a)	177	23
Series 2008-12, Class CO, PO, 3/25/2038	375	329
Series 2008-16, Class IS, IF, IO, 5.19%, 3/25/2038 (a)	111	13
Series 2008-10, Class XI, IF, IO, 5.22%, 3/25/2038 (a)	87	11
Series 2008-20, Class SA, IF, IO, 5.98%, 3/25/2038 (a)	160	25
Series 2009-79, Class UA, 7.00%, 3/25/2038	16	17
Series 2008-32, Class SA, IF, IO, 5.84%, 4/25/2038 (a)	21	3

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-27, Class SN, IF, IO, 5.89%, 4/25/2038 (a)	58	9
Series 2008-44, PO, 5/25/2038	12	10
Series 2011-47, Class ZA, 5.50%, 7/25/2038	305	324
Series 2008-53, Class CI, IF, IO, 6.19%, 7/25/2038 (a)	74	9
Series 2008-80, Class SA, IF, IO, 4.84%, 9/25/2038 (a)	144	18
Series 2008-81, Class SB, IF, IO, 4.84%, 9/25/2038 (a)	133	15
Series 2008-80, Class GP, 6.25%, 9/25/2038	11	11
Series 2009-4, Class BD, 4.50%, 2/25/2039	8	9
Series 2009-6, Class GS, IF, IO, 5.54%, 2/25/2039 (a)	71	11
Series 2009-17, Class QS, IF, IO, 5.64%, 3/25/2039 (a)	67	8
Series 2009-62, Class HJ, 6.00%, 5/25/2039	37	38
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	198	35
Series 2009-47, Class MT, 7.00%, 7/25/2039	11	12
Series 2009-69, PO, 9/25/2039	84	73
Series 2009-84, Class WS, IF, IO, 4.89%, 10/25/2039 (a)	67	8
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	130	24
Series 2009-92, Class AD, 6.00%, 11/25/2039	111	117
Series 2009-103, Class MB, 2.56%, 12/25/2039 (a)	374	390
Series 2009-99, Class SC, IF, IO, 5.17%, 12/25/2039 (a)	51	6
Series 2009-99, Class WA, 6.30%, 12/25/2039 (a)	315	339
Series 2009-113, Class FB, 1.56%, 1/25/2040 (a)	127	128
Series 2009-112, Class ST, IF, IO, 5.24%, 1/25/2040 (a)	168	22
Series 2010-23, Class KS, IF, IO, 6.09%, 2/25/2040 (a)	127	16
Series 2010-1, Class WA, 6.20%, 2/25/2040 (a)	534	572
Series 2010-16, Class WB, 6.17%, 3/25/2040 (a)	1,139	1,226
Series 2010-16, Class WA, 6.43%, 3/25/2040 (a)	520	554
Series 2010-49, Class SC, IF, 10.65%, 3/25/2040 (a)	177	195
Series 2010-40, Class FJ, 1.61%, 4/25/2040 (a)	77	78
Series 2010-35, Class SB, IF, IO, 5.41%, 4/25/2040 (a)	135	16
Series 2010-43, Class FD, 1.61%, 5/25/2040 (a)	205	207
Series 2010-42, Class S, IF, IO, 5.39%, 5/25/2040 (a)	69	8
Series 2010-61, Class WA, 6.01%, 6/25/2040 (a)	187	202
Series 2010-68, Class SA, IF, IO, 3.99%, 7/25/2040 (a)	384	37
Series 2010-103, Class ME, 4.00%, 9/25/2040	424	425
Series 2010-111, Class AM, 5.50%, 10/25/2040	495	537
Series 2010-123, Class FL, 1.44%, 11/25/2040 (a)	55	55
Series 2010-125, Class SA, IF, IO, 3.43%, 11/25/2040 (a)	407	32
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,664	1,712
Series 2010-147, Class SA, IF, IO, 5.52%, 1/25/2041 (a)	1,501	244
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,763
Series 2011-30, Class LS, IO, 1.53%, 4/25/2041 (a)	303	17
Series 2011-75, Class FA, 1.56%, 8/25/2041 (a)	60	60
Series 2011-118, Class LB, 7.00%, 11/25/2041	500	565
Series 2011-118, Class MT, 7.00%, 11/25/2041	786	882
Series 2011-118, Class NT, 7.00%, 11/25/2041	803	896
Series 2013-2, Class LZ, 3.00%, 2/25/2043	31	27
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,547	1,491
Series 2013-92, PO, 9/25/2043	955	804

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-101, Class DO, PO, 10/25/2043	1,099	916
Series 2018-11, Class LA, 3.50%, 7/25/2045	1,943	1,954
Series 2018-63, Class DA, 3.50%, 9/25/2048	874	858
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,385	1,371
Series 2019-20, Class H, 3.50%, 5/25/2049	1,941	1,915
Series 2019-32, Class SD, IF, IO, 5.04%, 6/25/2049 (a)	4,584	511
Series 2010-103, Class SB, IF, IO, 5.09%, 11/25/2049 (a)	525	58
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056	2,606
Series 2020-36, Class SH, IF, IO, 5.04%, 6/25/2050 (a)	14,589	2,579
Series 2020-61, Class SB, IF, IO, 3.19%, 9/25/2050 (a)	10,415	881
Series 2011-2, Class WA, 5.84%, 2/25/2051 (a)	100	106
Series 2011-43, Class WA, 5.85%, 5/25/2051 (a)	102	110
Series 2011-58, Class WA, 5.50%, 7/25/2051 (a)	362	388
Series 2012-21, Class WA, 5.62%, 3/25/2052 (a)	737	787
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	459	484
Series 2007-W2, Class 1A1, 0.99%, 3/25/2037 (a)	162	161
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	84	87
Series 2007-W7, Class 1A4, HB, IF, 35.17%, 7/25/2037 (a)	12	17
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	322	329
Series 2002-W10, IO, 0.91%, 8/25/2042 (a)	1,292	27
Series 2003-W4, Class 2A, 5.07%, 10/25/2042 (a)	20	21
Series 2003-W1, Class 1A1, 4.89%, 12/25/2042 (a)	146	147
Series 2003-W1, Class 2A, 5.37%, 12/25/2042 (a)	96	98
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	327	356
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	111	116
Series 2006-W3, Class 1AF1, 1.25%, 10/25/2046 (a)	81	80
Series 2009-W1, Class A, 6.00%, 12/25/2049	535	569
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.98%, 6/27/2036 (a)	184	182
Series 2007-54, Class FA, 1.41%, 6/25/2037 (a)	81	81
Series 2007-64, Class FB, 1.38%, 7/25/2037 (a)	143	143
Series 2007-106, Class A7, 6.22%, 10/25/2037 (a)	38	42
Series 2003-7, Class A1, 6.50%, 12/25/2042	163	175
FNMA, STRIPS
Series 213, Class 2, IO, 8.00%, 3/25/2023	4	—
Series 218, Class 2, IO, 7.50%, 4/25/2023	10	—
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 300, Class 1, PO, 9/25/2024	20	19
Series 293, Class 1, PO, 12/25/2024	41	40
Series 285, Class 1, PO, 2/25/2027	1	1
Series 331, Class 13, IO, 7.00%, 11/25/2032	92	15
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	43	6
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	92	12
Series 356, Class 3, IO, 5.00%, 1/25/2035	111	16
Series 365, Class 8, IO, 5.50%, 5/25/2036	141	30
Series 373, Class 1, PO, 7/25/2036	895	790
Series 374, Class 5, IO, 5.50%, 8/25/2036	56	10

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 393, Class 6, IO, 5.50%, 4/25/2037	22	3
Series 383, Class 32, IO, 6.00%, 1/25/2038	126	35
Freedom Series 2021-SAVF1, IO, 4.90%, 3/25/2022 (a)	10,800	10,800
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.00%, 6/19/2035 (a)	248	238
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	41	41
Series 2001-35, Class SA, IF, IO, 7.38%, 8/16/2031 (a)	32	—
Series 2003-24, PO, 3/16/2033	4	4
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	162	10
Series 2003-90, PO, 10/20/2033	13	13
Series 2010-41, Class WA, 5.83%, 10/20/2033 (a)	592	625
Series 2003-112, Class SA, IF, IO, 5.68%, 12/16/2033 (a)	191	10
Series 2004-28, Class S, IF, 17.26%, 4/16/2034 (a)	48	57
Series 2004-46, Class AO, PO, 6/20/2034	68	62
Series 2010-103, Class WA, 5.69%, 8/20/2034 (a)	318	339
Series 2004-73, Class JL, IF, IO, 5.68%, 9/16/2034 (a)	662	86
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	15	15
Series 2004-90, Class SI, IF, IO, 5.17%, 10/20/2034 (a)	205	18
Series 2005-68, Class DP, IF, 14.33%, 6/17/2035 (a)	52	55
Series 2010-14, Class CO, PO, 8/20/2035	447	394
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	587	84
Series 2005-68, Class KI, IF, IO, 5.37%, 9/20/2035 (a)	365	49
Series 2005-72, Class AZ, 5.50%, 9/20/2035	381	400
Series 2005-85, IO, 5.50%, 11/16/2035	155	16
Series 2010-14, Class BO, PO, 11/20/2035	76	67
Series 2006-16, Class OP, PO, 3/20/2036	66	59
Series 2006-22, Class AO, PO, 5/20/2036	45	42
Series 2006-38, Class SW, IF, IO, 5.57%, 6/20/2036 (a)	33	1
Series 2006-34, PO, 7/20/2036	38	35
Series 2006-59, Class SD, IF, IO, 5.77%, 10/20/2036 (a)	58	6
Series 2011-22, Class WA, 5.90%, 2/20/2037 (a)	847	908
Series 2007-57, PO, 3/20/2037	94	90
Series 2007-17, Class JO, PO, 4/16/2037	52	44
Series 2007-17, Class JI, IF, IO, 5.94%, 4/16/2037 (a)	380	59
Series 2010-129, Class AW, 5.93%, 4/20/2037 (a)	314	336
Series 2007-31, Class AO, PO, 5/16/2037	301	255
Series 2007-25, Class FN, 1.17%, 5/16/2037 (a)	46	46
Series 2007-28, Class BO, PO, 5/20/2037	9	8
Series 2007-26, Class SC, IF, IO, 5.27%, 5/20/2037 (a)	172	10
Series 2007-36, Class HO, PO, 6/16/2037	8	8
Series 2007-36, Class SE, IF, IO, 5.60%, 6/16/2037 (a)	165	12
Series 2007-36, Class SG, IF, IO, 5.54%, 6/20/2037 (a)	246	15
Series 2007-45, Class QA, IF, IO, 5.71%, 7/20/2037 (a)	79	7
Series 2007-40, Class SD, IF, IO, 5.82%, 7/20/2037 (a)	194	17
Series 2007-42, Class SB, IF, IO, 5.82%, 7/20/2037 (a)	189	15
Series 2007-53, Class SW, IF, 17.42%, 9/20/2037 (a)	23	28
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	40	1
Series 2009-79, Class OK, PO, 11/16/2037	120	108

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-74, Class SL, IF, IO, 5.67%, 11/16/2037 (a)	550	66
Series 2007-76, Class SA, IF, IO, 5.60%, 11/20/2037 (a)	155	9
Series 2007-79, Class SY, IF, IO, 5.62%, 12/20/2037 (a)	210	10
Series 2008-2, Class MS, IF, IO, 6.29%, 1/16/2038 (a)	114	14
Series 2008-1, PO, 1/20/2038	26	24
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	255	276
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	348	37
Series 2008-10, Class S, IF, IO, 4.90%, 2/20/2038 (a)	86	6
Series 2009-106, Class ST, IF, IO, 5.07%, 2/20/2038 (a)	497	45
Series 2008-33, Class XS, IF, IO, 6.83%, 4/16/2038 (a)	81	9
Series 2008-36, Class SH, IF, IO, 5.37%, 4/20/2038 (a)	182	1
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	2,186	2,369
Series 2008-40, Class SA, IF, IO, 5.53%, 5/16/2038 (a)	743	86
Series 2008-55, Class SA, IF, IO, 5.27%, 6/20/2038 (a)	91	6
Series 2008-62, Class SA, IF, IO, 5.22%, 7/20/2038 (a)	566	31
Series 2008-71, Class SC, IF, IO, 5.07%, 8/20/2038 (a)	32	2
Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	396	423
Series 2009-25, Class SE, IF, IO, 6.67%, 9/20/2038 (a)	88	8
Series 2011-97, Class WA, 6.12%, 11/20/2038 (a)	832	908
Series 2008-93, Class AS, IF, IO, 4.77%, 12/20/2038 (a)	147	12
Series 2008-96, Class SL, IF, IO, 5.07%, 12/20/2038 (a)	107	5
Series 2011-163, Class WA, 5.88%, 12/20/2038 (a)	941	1,014
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	4	—
Series 2008-95, Class DS, IF, IO, 6.37%, 12/20/2038 (a)	350	32
Series 2009-6, Class SA, IF, IO, 5.23%, 2/16/2039 (a)	100	3
Series 2009-10, Class SA, IF, IO, 5.02%, 2/20/2039 (a)	187	16
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	579	61
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	127	20
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	150	28
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	44	6
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	100	16
Series 2009-43, Class SA, IF, IO, 5.02%, 6/20/2039 (a)	125	8
Series 2009-42, Class SC, IF, IO, 5.15%, 6/20/2039 (a)	230	21
Series 2009-64, Class SN, IF, IO, 5.23%, 7/16/2039 (a)	182	17
Series 2009-54, Class JZ, 5.50%, 7/20/2039	924	994
Series 2009-67, Class SA, IF, IO, 5.18%, 8/16/2039 (a)	181	16
Series 2009-72, Class SM, IF, IO, 5.38%, 8/16/2039 (a)	331	33
Series 2009-104, Class AB, 7.00%, 8/16/2039	130	135
Series 2009-106, Class AS, IF, IO, 5.53%, 11/16/2039 (a)	407	51
Series 2015-91, Class W, 5.26%, 5/20/2040 (a)	755	803
Series 2013-75, Class WA, 5.14%, 6/20/2040 (a)	372	393
Series 2011-137, Class WA, 5.60%, 7/20/2040 (a)	1,237	1,348
Series 2010-130, Class CP, 7.00%, 10/16/2040	252	277
Series 2010-157, Class OP, PO, 12/20/2040	589	512
Series 2020-187, Class WA, 3.75%, 7/16/2041 (a)	5,225	5,265
Series 2011-100, Class MY, 4.00%, 7/20/2041	1,040	1,060
Series 2012-24, Class WA, 5.58%, 7/20/2041 (a)	1,892	2,029
Series 2013-26, Class AK, 4.69%, 9/20/2041 (a)	839	877

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-188, Class W, 4.56%, 10/20/2041 (a)	835	859
Series 2012-141, Class WA, 4.53%, 11/16/2041 (a)	2,748	2,814
Series 2012-141, Class WC, 3.71%, 1/20/2042 (a)	1,344	1,352
Series 2012-141, Class WB, 4.01%, 9/16/2042 (a)	1,951	1,989
Series 2012-138, Class PT, 3.97%, 11/16/2042 (a)	2,178	2,218
Series 2013-54, Class WA, 4.89%, 11/20/2042 (a)	1,407	1,475
Series 2017-99, Class PT, 6.02%, 8/20/2044 (a)	838	916
Series 2021-103, Class WA, 4.28%, 6/20/2045 (a)	4,206	4,286
Series 2019-31, Class HC, 3.50%, 5/20/2046	2,654	2,659
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,997	2,011
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	2,100	282
Series 2019-31, Class TS, IF, IO, 5.12%, 3/20/2049 (a)	22,117	2,135
Series 2019-111, IO, 5.00%, 4/20/2049	7,438	1,152
Series 2019-65, Class ST, IF, IO, 5.12%, 5/20/2049 (a)	9,877	1,145
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	4,752	539
Series 2019-112, Class GS, IF, IO, 5.14%, 9/20/2049 (a)	2,388	318
Series 2019-112, Class SG, IF, IO, 5.17%, 9/20/2049 (a)	3,475	405
Series 2019-152, Class SB, IF, IO, 2.44%, 12/20/2049 (a)	23,799	941
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	6,404	1,089
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	24,940	3,889
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	12,525	2,084
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	12,173	2,267
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	15,422	2,761
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	23,728	3,538
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	12,800	1,979
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	19,982	2,972
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	26,282	3,846
Series 2020-149, Class SH, IF, IO, 2.72%, 10/20/2050 (a)	24,267	1,273
Series 2020-149, Class TS, IF, IO, 2.72%, 10/20/2050 (a)	20,326	1,223
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	25,844	3,752
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	16,042	2,761
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	23,415	2,746
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	16,305	2,249
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	11,379	2,006
Series 2012-H24, Class FG, 0.87%, 4/20/2060 (a)	17	17
Series 2013-H03, Class FA, 0.74%, 8/20/2060 (a)	3	3
Series 2013-H05, Class FB, 0.84%, 2/20/2062 (a)	4	4
Series 2013-H07, Class MA, 0.99%, 4/20/2062 (a)	7	7
Series 2012-H08, Class FC, 1.01%, 4/20/2062 (a)	1,657	1,652
Series 2013-H02, Class HF, 0.74%, 11/20/2062 (a)	1	1
Series 2013-H01, Class JA, 0.76%, 1/20/2063 (a)	1,569	1,559
Series 2013-H04, Class SA, 0.86%, 2/20/2063 (a)	1,588	1,576
Series 2013-H08, Class BF, 0.84%, 3/20/2063 (a)	738	733
Series 2013-H07, Class HA, 0.85%, 3/20/2063 (a)	2,132	2,119
Series 2013-H09, Class HA, 1.65%, 4/20/2063	37	36
Series 2015-H24, Class FA, 1.09%, 9/20/2065 (a)	1,649	1,646
Series 2016-H13, Class FT, 1.02%, 5/20/2066 (a)	909	906
Series 2016-H13, Class FD, 2.12%, 5/20/2066 (a)	3,065	3,045

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-H11, Class FD, 2.57%, 5/20/2066 (a)	1,449	1,435
Series 2016-H16, Class FC, 0.63%, 7/20/2066 (a)	4,538	4,500
Series 2016-H23, Class F, 1.19%, 10/20/2066 (a)	1,578	1,579
Series 2016-H26, Class FC, 1.44%, 12/20/2066 (a)	1,092	1,100
Series 2017-H05, Class FC, 1.19%, 2/20/2067 (a)	1,104	1,105
Series 2017-H08, Class XI, IO, 1.90%, 3/20/2067 (a)	4,415	317
Series 2017-H11, Class XI, IO, 2.61%, 5/20/2067 (a)	11,783	534
Series 2017-H14, Class XI, IO, 1.69%, 6/20/2067 (a)	5,100	206
Series 2017-H14, Class AI, IO, 2.12%, 6/20/2067 (a)	6,014	471
Series 2020-H11, Class GI, IO, 3.35%, 7/20/2067 (a)	5,218	245
Series 2017-H16, Class F, 0.29%, 8/20/2067 (a)	2,964	2,910
Series 2017-H17, Class FQ, 0.50%, 9/20/2067 (a)	3,636	3,582
Series 2017-H25, Class HI, IO, 2.12%, 10/20/2067 (a)	20,711	647
Series 2018-H04, Class FE, 1.00%, 2/20/2068 (a)	1,300	1,263
Series 2018-H13, Class DF, 0.26%, 7/20/2068 (a)	3,789	3,713
Series 2018-H18, Class AI, IO, 0.93%, 9/20/2068 (a)	55,955	2,231
Series 2019-H09, Class IB, IO, 1.81%, 4/20/2069 (a)	12,982	313
Series 2019-H14, Class IE, IO, 1.85%, 5/20/2069 (a)	41,157	696
Series 2019-H10, Class IB, IO, 2.10%, 5/20/2069 (a)	19,356	489
Series 2019-H12, Class JI, IO, 2.09%, 7/20/2069 (a)	17,763	567
Series 2019-H14, Class KI, IO, 2.32%, 7/20/2069 (a)	12,107	442
Series 2019-H15, Class IJ, IO, 2.26%, 8/20/2069 (a)	12,313	623
Series 2019-H18, Class CI, IO, 0.75%, 10/20/2069 (a)	25,090	1,613
Series 2019-H18, Class KI, IO, 2.41%, 11/20/2069 (a)	14,288	527
Series 2020-H02, Class DI, IO, 2.25%, 12/20/2069 (a)	16,579	698
Series 2020-H05, IO, 1.16%, 3/20/2070 (a)	23,983	1,504
Series 2020-H07, Class DI, IO, 1.60%, 4/20/2070 (a)	30,873	1,124
Series 2020-H09, Class IE, IO, 1.75%, 5/20/2070 (a)	10,195	429
Series 2020-H17, Class IJ, IO, 0.86%, 10/20/2070 (a)	12,815	342
Series 2020-H17, Class IK, IO, 1.04%, 10/20/2070 (a)	48,481	1,672
Series 2021-H01, Class AI, IO, 1.03%, 11/20/2070 (a)	93,633	3,623
Series 2020-H22, Class IH, IO, 0.83%, 12/20/2070 (a)	12,062	389
Series 2020-H22, Class JI, IO, 0.85%, 12/20/2070 (a)	137,997	3,980
Series 2021-H01, Class DI, IO, 1.57%, 12/20/2070 (a)	30,213	1,556
Series 2020-H21, Class FL, 1.69%, 12/20/2070 (a)	15,645	16,067
Series 2021-H02, Class HI, IO, 0.89%, 1/20/2071 (a)	53,942	1,255
Series 2021-H02, Class IJ, IO, 0.91%, 1/20/2071 (a)	136,009	4,264
Series 2021-H02, Class JI, IO, 1.61%, 1/20/2071 (a)	28,580	1,101
Series 2021-H02, Class F, 1.72%, 1/20/2071 (a)	35,775	36,772
Series 2021-H02, Class IH, IO, 1.72%, 1/20/2071 (a)	21,137	819
Series 2021-H02, Class TF, 1.72%, 1/20/2071 (a)	10,525	10,816
Series 2021-H03, Class IE, IO, 0.54%, 2/20/2071	11,383	262
Series 2021-H05, Class IQ, IO, 0.76%, 2/20/2071 (a)	93,870	4,055
Series 2021-H03, Class IP, IO, 0.83%, 2/20/2071 (a)	45,592	1,346
Series 2021-H03, Class PI, IO, 0.97%, 2/20/2071 (a)	36,966	979
Series 2021-H03, Class IN, IO, 1.56%, 2/20/2071 (a)	57,027	2,059
Series 2021-H03, Class NI, IO, 1.70%, 2/20/2071 (a)	31,735	1,231
Series 2021-H03, Class LF, 1.72%, 2/20/2071 (a)	17,740	18,231

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-H03, Class TI, IO, 1.77%, 2/20/2071 (a)	37,501	2,873
Series 2021-H05, Class QI, IO, 1.38%, 3/20/2071 (a)	127,308	3,964
Series 2021-H06, Class IA, IO, 1.41%, 3/20/2071 (a)	20,570	796
Series 2021-H06, Class LF, 2.00%, 3/20/2071 (a)	47,548	49,938
Series 2021-H06, Class QI, IO, 1.32%, 4/20/2071 (a)	47,288	1,692
Series 2021-H06, IO, 1.79%, 4/20/2071 (a)	85,733	4,573
Series 2021-H14, Class IY, IO, 1.08%, 9/20/2071 (a)	72,126	1,771
Goodgreen Trust, 5.00%, 10/20/2051	1,426	1,309
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (d)	190	179
Series 2004-4, Class 1AF, 1.41%, 6/25/2034 (a) (d)	102	87
Series 2005-RP2, Class 1AF, 1.36%, 3/25/2035 (a) (d)	187	181
Series 2005-RP3, Class 1AF, 1.36%, 9/25/2035 (a) (d)	1,252	1,090
Series 2005-RP3, Class 1AS, IO, 3.49%, 9/25/2035	569	26
Series 2006-RP2, Class 1AS2, IF, IO, 3.58%, 4/25/2036	1,085	102
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	103	100
Series 2003-13, Class 1A1, 2.62%, 10/25/2033 (a)	27	27
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	7	8
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	147	144
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	161	160
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	73	72
Series 2005-5F, Class 8A3, 1.51%, 6/25/2035 (a)	27	27
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	303	300
Series 2006-1F, Class 1AP, PO, 2/25/2036	47	30
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,269	740
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (c) (d)	1,428	1,416
Home RE Ltd. (Bermuda) Series 2021-2, Class M1B, 2.18%, 1/25/2034	3,095	3,028
Impac CMB Trust Series 2005-2, Class 2M1, 1.79%, 4/25/2035	47	43
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	228	224
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 2.90%, 3/25/2036 (a)	78	64
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 2.28%, 11/25/2033 (a)	103	102
Series 2006-A2, Class 5A3, 2.28%, 11/25/2033 (a)	187	185
Series 2004-A3, Class 4A1, 2.76%, 7/25/2034 (a)	13	13
Series 2006-A2, Class 4A1, 2.44%, 8/25/2034 (a)	140	143
Series 2006-A3, Class 6A1, 2.70%, 8/25/2034 (a)	57	56
Series 2004-A4, Class 1A1, 2.24%, 9/25/2034 (a)	26	24
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	8	8
Series 2005-A1, Class 3A4, 2.69%, 2/25/2035 (a)	91	88
Series 2007-A1, Class 5A2, 2.42%, 7/25/2035 (a)	61	60
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (c) (d)	3,683	3,661
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (d)	4,243	4,112
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.92%, 4/25/2036 (a)	203	149
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	47	39
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	334	134

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
LHOME Mortgage Trust
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (d)	4,072	4,063
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (d)	4,805	4,622
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.70%, 4/21/2034 (a)	42	41
Series 2004-3, Class 4A2, 2.28%, 4/25/2034 (a)	28	27
Series 2004-4, Class 2A1, 1.93%, 5/25/2034 (a)	17	16
Series 2004-13, Class 3A7, 2.84%, 11/21/2034 (a)	207	200
Series 2004-15, Class 3A1, 2.44%, 12/25/2034 (a)	33	32
MASTR Alternative Loan Trust
Series 2003-8, Class 5A1, 5.00%, 11/25/2018	—	—
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3	3
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	111	109
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	42	41
Series 2004-1, Class 30PO, PO, 2/25/2034	42	31
Series 2004-3, Class 30PO, PO, 4/25/2034	83	62
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	46	7
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	99	98
Series 2004-5, Class 30PO, PO, 6/25/2034	101	75
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	26	4
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	39	5
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	379	368
Series 2004-7, Class 30, PO, 8/25/2034	22	17
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	107	13
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	815	124
MASTR Asset Securitization Trust
Series 2003-11, Class 15PO, PO, 12/25/2018	—	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	38	36
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (d)	46	43
Series 2004-1, Class 30, PO, 2/25/2034	5	4
Series 2004-3, PO, 3/25/2034	3	3
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 1.36%, 5/25/2035 (a) (d)	1,232	682
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035	52	42
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 1.65%, 3/25/2028 (a)	40	38
Series 2003-E, Class A1, 1.63%, 10/25/2028 (a)	219	211
Series 2003-F, Class A1, 1.65%, 10/25/2028 (a)	323	310
Series 2004-D, Class A2, 1.55%, 9/25/2029 (a)	151	145
Series 2004-E, Class A2A, 2.09%, 11/25/2029 (a)	61	58
Series 2003-A5, Class 2A6, 2.14%, 8/25/2033 (a)	68	65
Series 2004-A4, Class A2, 2.87%, 8/25/2034 (a)	140	136
Series 2004-1, Class 2A1, 2.17%, 12/25/2034 (a)	116	112
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 2.77%, 7/25/2033 (a)	47	45
Series 2005-A1, Class 3A, 2.70%, 12/25/2034 (a)	20	20
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (a) (d)	7,712	7,391
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (a)	187	187
MortgageIT Trust Series 2005-5, Class A1, 1.53%, 12/25/2035 (a)	31	29

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MRA Issuance Trust
Series 2021-EBO2, Class A, 2.84%, 4/1/2022 (a) (d)	15,300	15,156
Series 2021-EBO5, Class A1X, 2.03%, 2/15/2023 (a) (d)	18,400	17,961
Series 2021-EBO7, Class A1X, 2.86%, 2/15/2023 (a) (d)	18,400	18,166
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (d)	192	174
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23	24
Series 2003-A1, Class A1, 5.50%, 5/25/2033	5	5
Series 2003-A1, Class A2, 6.00%, 5/25/2033	14	14
P4 SFR Series 2019-STlA, 7.25%, 10/11/2026	3,200	3,200
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	125	125
Series 2005-4, Class 2PO, PO, 10/25/2035	53	30
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (d)	12,139	11,568
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (d)	5,746	5,516
Radnor RE Ltd. (Bermuda) Series 2021-1, Class M1B, 2.28%, 12/27/2033	3,000	2,934
RALI Trust
Series 2002-QS16, Class A3, IF, 14.52%, 10/25/2017 (a)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018	—	—
Series 2003-QS12, Class A2A, IF, IO, 6.59%, 6/25/2018	—	—
Series 2004-QA4, Class NB3, 2.70%, 9/25/2034	79	77
Series 2004-QA6, Class NB2, 2.97%, 12/26/2034 (a)	43	40
Series 2005-QA6, Class A32, 4.05%, 5/25/2035 (a)	526	341
Series 2005-QA10, Class A31, 3.82%, 9/25/2035 (a)	63	50
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	119	104
Repo Buyer Series 2019-PC, Zero Coupon, 5/14/2022	5,499	5,499
Repo Buyer RRI Trust, 3.06%, 4/14/2055	3,202	3,088
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	94	90
Series 2004-IP2, Class 1A1, 2.77%, 12/25/2034 (a)	243	252
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	443	78
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	185	118
RFMSI Trust Series 2005-SA4, Class 1A1, 2.28%, 9/25/2035 (a)	3	3
RMIP Series 2019-1B, 4.71%, 8/25/2023	1,082	1,060
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	14,818	14,802
Series 2017-4, Class M60C, 3.50%, 6/25/2057	14,378	14,276
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,699	2,663
Series 2018-3, Class M55D, 4.00%, 8/25/2057	10,015	10,060
Series 2018-2, Class M55D, 4.00%, 11/25/2057	11,774	11,829
Series 2019-1, Class M55D, 4.00%, 7/25/2058	3,451	3,476
Series 2019-3, Class M55D, 4.00%, 10/25/2058	4,152	4,182
Series 2019-4, Class M55D, 4.00%, 2/25/2059	2,725	2,744
Series 2020-1, Class M55G, 3.00%, 8/25/2059	4,590	4,446
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	7,382	7,215
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,137	9,023

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 1.69%, 4/20/2033 (a)	162	154
Series 2004-8, Class A2, 1.51%, 9/20/2034 (a)	263	259
Series 2004-8, Class A1, 1.63%, 9/20/2034 (a)	310	286
Series 2004-9, Class A1, 1.61%, 10/20/2034 (a)	679	636
Series 2004-10, Class A1A, 1.55%, 11/20/2034 (a)	267	250
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 1.59%, 10/19/2034 (a)	331	318
Series 2005-AR5, Class A3, 1.43%, 7/19/2035 (a)	540	511
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 3.09%, 11/25/2033 (a)	54	54
Series 2003-37A, Class 2A, 2.24%, 12/25/2033 (a)	525	516
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 1.65%, 9/25/2043 (a)	23	23
Series 2004-1, Class II2A, 1.43%, 3/25/2044	17	16
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (c)	1,131	1,125
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c)	5,193	5,043
Series 2019-3, Class M2, 4.25%, 2/25/2059	7,550	7,257
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (d)	13,121	11,972
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (d)	10,250	9,916
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (d)	4,318	4,307
Two Harbors Series 2021-FNTMSR1, Class A, IO, 4.00%, 3/25/2022 (a)	27,000	27,000
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	250	256
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	95	101
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	49	51
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	111	118
Series 1998-1, Class 2E, 7.00%, 3/15/2028	85	89
VMD Series 2021-Senior, IO, 5.50%, 9/5/2024	13,000	12,805
vMobo, Inc., 7.50%, 5/31/2024	10,188	10,386
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	130	130
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	42	41
Series 2003-AR7, Class A7, 2.39%, 8/25/2033 (a)	132	127
Series 2003-AR8, Class A, 2.74%, 8/25/2033 (a)	101	100
Series 2003-AR9, Class 2A, 2.38%, 9/25/2033 (a)	57	54
Series 2003-AR9, Class 1A6, 2.52%, 9/25/2033 (a)	398	385
Series 2003-S9, Class P, PO, 10/25/2033	5	4
Series 2003-AR11, Class A6, 2.52%, 10/25/2033 (a)	247	239
Series 2003-S9, Class A8, 5.25%, 10/25/2033	270	261
Series 2004-AR3, Class A1, 3.05%, 6/25/2034 (a)	21	20
Series 2004-AR3, Class A2, 3.05%, 6/25/2034 (a)	139	134
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	294	289
Series 2006-AR10, Class 2P, 2.77%, 9/25/2036	37	35
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	34	33
Series 2005-2, Class 1A4, IF, IO, 4.04%, 4/25/2035	1,904	142

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-4, Class CB7, 5.50%, 6/25/2035	243	230
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	156	140
Series 2005-11, Class A4, IF, IO, 3.94%, 1/25/2036	2,668	201
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	143	147
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 2.99%, 10/25/2034 (a)	284	271
Series 2007-7, Class A7, 6.00%, 6/25/2037	97	90
Total Collateralized Mortgage Obligations (Cost $983,466)		911,159
Commercial Mortgage-Backed Securities — 11.1%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 1.77%, 12/18/2037 (a) (d)	8,465	8,362
Series 2021-FL4, Class B, 2.34%, 12/18/2037	2,000	1,963
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046	2,500	2,135
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (d)	4,500	4,336
Series 2016-FR13, Class A, 0.60%, 8/27/2045 (a) (d)	6,365	6,354
Series 2015-FR11, Class AK25, 2.31%, 9/27/2045 (a) (d)	8,000	7,930
Series 2014-FRR8, Class A, 2.05%, 11/26/2047 (a) (d)	8,915	8,440
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (d)	4,100	3,998
Series 2012-SHOW, Class E, 4.03%, 11/5/2036	3,575	3,259
BPR Trust Series 2021-KEN, Class A, 2.12%, 2/15/2029 (a) (d)	7,855	7,757
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.32%, 2/28/2025	10,000	9,205
CCH II HOLDCO TRUST Series 2021-1 A, Class A, 5.13%, 12/15/2027 (d)	8,074	7,893
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (d)	1,500	1,501
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (a) (d)	1,247	1,235
Series 2020-SBX, Class D, 2.32%, 1/10/2038	4,000	3,592
Series 2013-CR9, Class XB, IO, 0.19%, 7/10/2045	134,001	289
Series 2012-CR2, Class XA, IO, 1.43%, 8/15/2045	1,417	—
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,503
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,533
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,556
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESB, 4.24%, 10/15/2032	7,969	7,942
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032	2,900	2,846
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	3,900	3,729
Series 2014-USA, Class D, 4.37%, 9/15/2037	1,700	1,443
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (d)	832	797
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (d)	56,941	8,007
FHLMC Multi-Family WI Certificates
Series K137, Class AM, 1.98%, 2/25/2032	12,500	10,948
Series K145, Class A2, 2.58%, 7/25/2032 (d)	4,270	3,934
Series K146, Class A2, 2.92%, 7/25/2032	8,700	8,258
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.58%, 1/25/2051 (a) (d)	8,040	7,461

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	157	157
Series KJ07, Class A2, 2.31%, 12/25/2022	1,491	1,489
Series KS01, Class A2, 2.52%, 1/25/2023	690	690
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025	53,723	1,492
Series KPLB, Class A, 2.77%, 5/25/2025	321	318
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027	45,820	1,350
Series K065, Class AM, 3.33%, 5/25/2027	993	993
Series K740, Class XAM, IO, 1.11%, 10/25/2027 (a)	33,000	1,725
Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	4,094
Series KW10, Class X1, IO, 0.65%, 9/25/2029 (a)	110,555	4,380
Series KL06, Class XFX, IO, 1.36%, 12/25/2029	53,095	3,989
Series KLU3, Class X1, IO, 1.94%, 1/25/2031 (a)	99,402	12,089
Series K128, Class XAM, IO, 0.73%, 3/25/2031 (a)	26,300	1,429
Series K142, Class A2, 2.40%, 3/25/2032	14,100	12,870
Series K-1518, Class X1, IO, 0.87%, 10/25/2035 (a)	128,938	10,280
Series K-1520, Class X1, IO, 0.47%, 2/25/2036	98,218	4,494
FNMA ACES
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	1,357	1,356
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (a)	663	669
Series 2015-M7, Class A2, 2.59%, 12/25/2024	852	844
Series 2015-M2, Class A3, 3.01%, 12/25/2024 (a)	1,646	1,647
Series 2015-M13, Class A2, 2.70%, 6/25/2025 (a)	2,517	2,490
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (a)	1,524	1,486
Series 2018-M7, Class A2, 3.05%, 3/25/2028 (a)	4,273	4,237
Series 2018-M10, Class A1, 3.36%, 7/25/2028 (a)	951	963
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	9,624	9,172
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (a)	4,615	4,697
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	935	857
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (a)	5,241	526
Series 2020-M11, IO, 1.75%, 1/25/2029 (a)	79,930	7,363
Series 2018-M3, Class A2, 3.08%, 2/25/2030 (a)	1,249	1,232
Series 2020-M39, Class X1, IO, 2.01%, 7/25/2030 (a)	49,808	5,545
Series 2020-M50, Class A1, 0.67%, 10/25/2030	217	201
Series 2020-M50, Class A2, 1.20%, 10/25/2030	130	118
Series 2020-M50, Class X1, IO, 1.90%, 10/25/2030 (a)	1,998	189
Series 2020-M49, Class 1A1, 1.26%, 11/25/2030 (a)	2,555	2,347
Series 2021-M4, Class A1, 0.96%, 2/25/2031	18,106	16,236
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (a)	18,900	16,288
Series 2021-M6, Class A1, 1.48%, 3/25/2033 (a)	6,659	6,180
Series 2021-M12, Class 2A2, 2.13%, 5/25/2033 (a)	5,000	4,383
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	3,460	3,352
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (a)	14,265	1,657
Series 2019-M10, Class X, IO, 0.93%, 5/25/2049 (a)	64,572	3,947
FNMA, Multi-Family REMIC Trust
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (a)	17,600	15,011
Series 2022-M10, Class A2, 2.00%, 1/25/2032 (a)	24,000	21,097

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.58%, 1/25/2026 (a) (d)	2,050	1,943
Series 2019-K736, Class B, 3.76%, 7/25/2026 (a) (d)	6,500	6,369
Series 2014-K39, Class C, 4.16%, 8/25/2047 (a) (d)	3,099	3,083
Series 2014-K41, Class C, 3.83%, 11/25/2047 (a) (d)	1,830	1,802
Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (d)	1,626	1,615
Series 2015-K44, Class B, 3.72%, 1/25/2048 (a) (d)	3,790	3,739
Series 2015-K44, Class C, 3.72%, 1/25/2048 (a) (d)	4,095	3,968
Series 2015-K45, Class B, 3.61%, 4/25/2048 (a) (d)	5,075	5,014
Series 2015-K46, Class C, 3.70%, 4/25/2048 (a) (d)	3,000	2,913
Series 2016-K54, Class C, 4.05%, 4/25/2048 (a) (d)	3,691	3,584
Series 2015-K48, Class B, 3.64%, 8/25/2048 (a) (d)	5,545	5,443
Series 2015-K48, Class C, 3.64%, 8/25/2048 (a) (d)	6,175	5,959
Series 2015-K49, Class C, 3.72%, 10/25/2048 (a) (d)	3,000	2,921
Series 2015-K50, Class B, 3.78%, 10/25/2048 (a) (d)	2,100	2,081
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (d)	1,000	988
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (d)	1,902	1,844
Series 2017-K65, Class C, 4.07%, 7/25/2050 (a) (d)	3,662	3,525
Series 2017-K71, Class B, 3.75%, 11/25/2050 (a) (d)	1,240	1,203
Series 2018-K73, Class B, 3.85%, 2/25/2051 (a) (d)	1,150	1,125
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.10%, 12/27/2046 (a) (d)	13,390	12,954
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.25%, 6/12/2043	1,780	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (d)	2,686	2,610
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 2.98%, 4/15/2038	2,400	2,280
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	5,000	4,783
Series 2019-PARK, Class E, 2.72%, 12/15/2036	7,000	6,373
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 2.71%, 10/15/2049	1,425	1,380
PFP Ltd. (Cayman Islands)
Series 2019-5, Class D, 3.52%, 4/14/2036	3,000	2,939
Series 2021-7, Class B, 2.27%, 4/14/2038	7,100	6,648
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (d)	2,123	2,100
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	3,500	3,062
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (d)	3,015	3,011
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	854
Series 2012-C2, Class XA, IO, 1.04%, 5/10/2063	3,399	—
Series 2012-C2, Class A4, 3.53%, 5/10/2063	303	302
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045	420	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 2.02%, 2/15/2040 (a) (d)	4,586	4,444
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.23%, 3/15/2045	750	725
Total Commercial Mortgage-Backed Securities (Cost $463,256)		447,719
Asset-Backed Securities — 10.5%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033	1,485	1,455
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040	6,418	5,928
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (d)	3	3

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2015-SFR1, Class D, 4.41%, 4/17/2052	4,390	4,329
Series 2015-SFR1, Class E, 5.64%, 4/17/2052	3,975	3,972
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (d)	5	5
Series 2014-SFR2, Class D, 5.15%, 10/17/2036	4,085	4,139
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (d)	1,500	1,522
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (d)	1,570	1,577
Series 2014-SFR3, Class D, 5.04%, 12/17/2036	3,650	3,691
Series 2014-SFR3, Class E, 6.42%, 12/17/2036	3,172	3,233
Series 2015-SFR2, Class A, 3.73%, 10/17/2052	3	3
Series 2015-SFR2, Class D, 5.04%, 10/17/2052	3,100	3,079
Series 2015-SFR2, Class E, 6.07%, 10/17/2052	4,200	4,208
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037	310	284
Series 2020-SFR5, Class D, 2.18%, 11/17/2037	4,200	3,840
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037	4,000	3,648
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037	200	183
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (d)	8,000	7,936
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023	3,707	3,709
Series 2018-SFR1, Class A, 5.25%, 6/5/2028	2,719	2,732
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (d)	1,137	1,053
CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050	11,500	10,978
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (c)	495	463
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 (c)	280	280
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (c)	185	181
CoreVest American Finance Trust
Series 2017-2, Class M, 5.43%, 12/25/2027	2,200	2,065
Series 2019-2, Class B, 3.42%, 6/15/2052	4,724	4,368
Series 2019-3, Class XB, IO, 1.42%, 10/15/2052 (a) (d)	27,000	2,104
Series 2019-3, Class XA, IO, 2.06%, 10/15/2052 (a) (d)	14,812	761
Series 2019-3, Class A, 2.71%, 10/15/2052 (d)	1,933	1,862
Series 2021-1, Class A, 1.57%, 4/15/2053 (d)	4,152	3,788
Diamond Resorts Owner Trust
Series 2018-1, Class B, 4.19%, 1/21/2031	1,065	1,066
Series 2019-1A, Class A, 2.89%, 2/20/2032 (d)	1,932	1,904
Series 2019-1A, Class B, 3.53%, 2/20/2032	1,611	1,587
Series 2019-1A, Class C, 4.02%, 2/20/2032	1,583	1,547
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	5,870	5,552
Series 2021-1A, Class B, 2.05%, 11/21/2033	3,137	2,968
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	5,342	5,060
E3 (Cayman Islands)
Series 2019-1, Class B, 4.15%, 9/20/2055	1,638	1,510
Series 2019-1, Class C, 5.00%, 9/20/2055	606	594
FirstKey Homes Trust
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038	2,000	1,736
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039	5,040	4,773

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (d)	9,800	9,263
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (d)	11,250	10,305
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (d)	11,000	9,939
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (d)	8,600	8,464
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (c)	12	12
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047	86	84
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (d)	1,919	1,762
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (d)	268	258
Harvest SBA Loan Trust Series 2021-1, Class A, 2.60%, 4/25/2048 (a) (d)	5,188	5,076
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (d)	821	804
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042	41	41
Series 2016-4B, Class B, 4.99%, 9/20/2047 (d)	764	743
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (d)	677	645
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 (d)	19	19
Series 2016-2A, Class A, 3.75%, 9/20/2041 (d)	786	781
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (d)	515	504
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (d)	1,625	1,607
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (d)	1,625	1,621
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (d)	749	744
Series 2017-2A, Class A1, 3.28%, 9/20/2048 (d)	1,130	1,100
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034	2,773	2,740
Series 2020-AA, Class B, 4.22%, 2/25/2039	2,523	2,495
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039	2,278	2,145
Home Partners of America Trust Series 2019-1, Class E, 3.60%, 9/17/2039 (d)	3,639	3,272
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.66%, 9/25/2026	90	—
Series 2012-4, Class A, IO, 0.96%, 9/25/2037	5,307	121
Series 2012-6, Class A, IO, 0.57%, 5/25/2039	3,506	45
Series 2015-2, Class A, IO, 4.42%, 7/25/2041	553	59
LFT CRE Ltd. (Cayman Islands) Series 2021-FL1, Class C, 2.82%, 6/15/2039	8,000	7,700
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 1.76%, 2/25/2034	340	333
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032	37,276	290
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040	1,115	1,126
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037	1,446	1,392
Series 2020-1A, Class C, 4.21%, 10/20/2037	964	941
Series 2021-1WA, Class B, 1.44%, 1/22/2041	3,229	2,998
Series 2021-1WA, Class C, 1.94%, 1/22/2041	5,296	4,969
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (c)	175	173
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039	6,152	5,623
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	4,926	4,721
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	11,871	11,002
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	10,017	9,352

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (d)	9,095	8,539
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (d)	5,265	5,008
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038	2,655	2,578
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (d)	10,891	10,398
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (c)	7,398	7,055
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (c)	4,353	4,120
Progress Residential
Series 2021-SFR1, Class D, 1.81%, 4/17/2038	4,000	3,574
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038	3,458	3,081
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027	7,100	6,589
Series 2019-SFR3, Class E, 3.37%, 9/17/2036	12,690	12,261
Series 2019-SFR4, Class E, 3.44%, 10/17/2036	1,325	1,285
Series 2020-SFR1, Class E, 3.03%, 4/17/2037	6,390	5,972
Series 2021-SFR2, Class D, 2.20%, 4/19/2038	3,000	2,695
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038	9,550	8,524
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038	5,000	4,466
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038	6,000	5,128
Series 2022-SFR3, Class D, 4.45%, 4/17/2039	4,555	4,323
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (c)	479	153
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (d)	337	318
Series 2017-1A, Class B, 5.75%, 9/20/2052	176	172
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (c)	58	48
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class C, 4.17%, 9/20/2035	216	215
Series 2019-1A, Class C, 3.77%, 1/20/2036	878	860
Series 2019-3A, Class B, 2.75%, 8/20/2036	2,697	2,613
Series 2021-1A, Class B, 1.34%, 11/20/2037	5,568	5,210
Series 2021-1A, Class C, 1.79%, 11/20/2037	3,536	3,339
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	45	42
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	178	114
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039	5,669	5,521
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (c)	8,910	8,628
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (d)	4,619	4,435
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (c)	10,689	10,171
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (c)	4,697	4,467
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (d)	3,161	3,035
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (c)	10,477	10,064
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c)	11,792	11,238
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (c)	4,862	4,607
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (c)	5,071	4,850
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (c) (d)	8,632	8,331
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (d)	388	386

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038 (d)	1,935	1,910
Series 2019-AA, Class C, 3.34%, 6/15/2038	1,913	1,877
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034	2,241	2,259
Series 2022-1A, Class B, 2.29%, 8/20/2036	3,401	3,278
Total Asset-Backed Securities (Cost $446,348)		424,682
U.S. Treasury Obligations — 7.5%
U.S. Treasury Bonds
3.50%, 2/15/2039	37,000	39,131
4.63%, 2/15/2040	6,800	8,200
1.13%, 5/15/2040	20,000	14,182
3.88%, 8/15/2040	15,000	16,406
2.25%, 5/15/2041	10,000	8,508
2.38%, 2/15/2042	109,500	94,803
2.25%, 2/15/2052	25,000	20,910
U.S. Treasury Notes
1.88%, 2/15/2032	36,000	32,996
2.88%, 5/15/2032	20,000	20,025
U.S. Treasury STRIPS Bonds
7.67%, 11/15/2030 (f)	150	117
1.87%, 2/15/2032 (f)	66,000	49,380
Total U.S. Treasury Obligations (Cost $332,490)		304,658
	SHARES (000)
Short Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (g) (h) (Cost $109,211)	109,188	109,221
Total Investments — 100.2% (Cost $4,309,168)		4,056,696
Liabilities in Excess of Other Assets — (0.2)%		(8,835)
NET ASSETS — 100.0%		4,047,861

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2022.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
HB	High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Defaulted security.
(f)	The rate shown is the effective yield as of May 31, 2022.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$167,649	$257,033	$424,682
Collateralized Mortgage Obligations	—	800,673	110,486	911,159
Commercial Mortgage-Backed Securities	—	387,327	60,392	447,719
Mortgage-Backed Securities	—	1,859,257	—	1,859,257
U.S. Treasury Obligations	—	304,658	—	304,658
Short-Term Investments
Investment Companies	109,221	—	—	109,221
Total Investments in Securities	$109,221	$3,519,564	$427,911	$4,056,696
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$205,290	$(859)	$(7,519)	$(66)	$31,401	$(29,320)	$85,472	$(13,907)	$(13,459)	$257,033
Collateralized Mortgage Obligations	138,904	(796)	(3,633)	(240)	9,728	(42,669)	9,579	(13,846)	13,459	110,486
Commercial Mortgage-Backed Securities	66,059	(11)	(2,168)	(175)	12,258	(10,451)	—	(5,120)	—	60,392
Total	$410,253	$(1,666)	$(13,320)	$(481)	$53,387	$(82,440)	$95,051	$(32,873)	$—	$427,911

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(14,429).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
$242,375	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (9.09%)
		Constant Default Rate	0.00% - 4.24% (0.03%)
		Yield (Discount Rate of Cash Flows)	3.90% - 10.44% (5.52%)

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Asset-Backed Securities	242,375
	51,586	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (54.09%)
			Constant Default Rate	0.00% - 6.69% (0.42%)
			Yield (Discount Rate of Cash Flows)	0.81% - 45.01% (5.09%)

Collateralized Mortgage Obligations	51,586
	31,454	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (14.29%)
			Yield (Discount Rate of Cash Flows)	2.25% - 8.23% (5.70%)

Commercial Mortgage-Backed Securities	31,454
Total	$325,415

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $102,496. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$285,727	$716,149	$892,629	$(39)	$13	$109,221	109,188	$138	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.